                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4025
                                  ----------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                 64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                         (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    816-531-5575
                                                   -----------------------------

Date of fiscal year end:    5-31
                        --------------------------------------------------------

Date of reporting period:  2-28-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD MUNICIPAL FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 96.6%
ALASKA - 0.2%

          $500,000  Anchorage Schools GO,
                    Series 2000 A, 5.75%, 12/1/10,
                    Prerefunded at 100% of Par
                    (MBIA)(1)                                      $     548,155
                                                                ----------------
ARIZONA - 5.9%

           600,000  Centerra Community Facilities

                    District GO, 5.50%, 7/15/29                          608,520
         2,000,000  Gilbert Water Resource Municipal
                    Property Corp. Rev., (Development
                    Fee & Sub-Lien), 4.90%, 4/1/19                     2,016,600
         3,015,000  Pronghorn Ranch Community
                    Facilities District GO, 6.40%,
                    7/15/29                                            3,158,936
         1,000,000  Quailwood Meadows Community
                    Facilities District GO, 6.125%,
                    7/15/29                                            1,030,280
         1,043,000  Sundance Community Facilities
                    Assessment District No. 2 Rev.,
                    7.125%, 7/1/27                                     1,172,728
           928,000  Sundance Community Facilities
                    Assessment District No. 3 Rev.,
                    6.50%, 7/1/29                                      1,014,972
         1,000,000  Sundance Community Facilities

                    District GO, 5.00%, 7/15/25                        1,017,560
           395,000  Sundance Community Facilities
                    District GO, 6.25%, 7/15/29                          431,123
           550,000  Sundance Community Facilities
                    District GO, 5.125%, 7/15/30                         559,394
         1,500,000  Vistancia Community Facilities
                    District GO, 5.50%, 7/15/20                        1,520,190
         1,200,000  Vistancia Community Facilities
                    District GO, 5.75%, 7/15/24                        1,227,408
                                                                ----------------
                                                                      13,757,711

                                                                ----------------
CALIFORNIA - 19.1%

         2,000,000  Beaumont Financing Auth.
                    Local Agency Rev., Series 2003 A,
                    6.875%, 9/1/27                                     2,248,820
         1,490,000  Beaumont Financing Auth.
                    Special Tax Rev., Series 2005 B,
                    5.40%, 9/1/35                                      1,526,460
           750,000  California Communities
                    Development Auth. Rev., (Thomas
                    Jefferson School of Law), 7.75%,
                    10/1/11, Prerefunded at 101% of
                    Par(1)                                               896,558

         2,000,000  California Mobilehome Park
                    Financing Auth. Rev.,
                    Series 2003 B, (Palomar Estates
                    E&W), 7.00%, 9/15/36                               2,202,380
         4,000,000  City of Vallejo COP, (Marine World
                    Foundation), 7.00%, 2/1/17                         4,155,640
         4,500,000  El Dorado Special Tax Rev.,
                    (Community Facility District
                    No. 1), 5.25%, 9/1/35                              4,578,165
         2,420,000  Golden State Tobacco
                    Securitization Corp. Rev.,
                    Series 2003 A1, 6.75%, 6/1/39                      2,729,034
           500,000  Golden State Tobacco
                    Securitization Corp. Rev.,
                    Series 2003 A1, 6.625%, 6/1/40                       559,055
           910,000  Hawaiian Gardens COP,
                    Series 2000 A, 8.00%, 6/1/23                         969,414
         1,510,000  Hemet Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-2),
                    5.25%, 9/1/35                                      1,528,588
         2,235,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2004 A,
                    (Morgan Hill - Hacienda Various
                    Projects), 5.90%, 11/15/34                         2,381,169
         2,000,000  Indio Redevelopment Agency Tax
                    Allocation Rev., Series 2004 B,
                    (Sub-Merged Project Area),
                    6.50%, 8/15/34                                     2,171,160
         4,735,000  Moreno Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2004-6), 5.20%, 9/1/36                         4,771,364
         1,810,000  Murrieta Community Facilities
                    District No. 3 Special Tax Rev.,
                    (Creekside Village Improvement
                    Area No. 1), 5.20%, 9/1/35                         1,815,231
         1,390,000  Perris Community Facilities
                    District No. 3, Series 2005 A,
                    (Improvement Area No. 2), 5.30%,
                    9/1/35                                             1,409,738

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         3,000,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2003 A,
                    6.25%, 9/1/33                                      3,253,110
         1,700,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6), 5.125%,
                    9/1/35                                             1,720,417
         1,000,000  Riverside Unified School District
                    Special Tax Rev., Series 2005 A,
                    (Community Facilities District
                    No. 15), 5.25%, 9/1/35                             1,012,310
         2,000,000  Roseville Special Tax Rev.,
                    (Community Facilities District
                    No.1-Westpark), 5.20%, 9/1/36                      2,007,880
         1,000,000  Soledad Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 02-01), 6.75%, 9/2/33                 1,092,540
         1,595,000  Vallejo Multifamily Housing Rev.,
                    Series 1998 B, (Solano Affordable
                    Housing), 8.25%, 4/1/39
                    (Acquired 12/12/02, Cost
                    $1,726,412)(2)                                     1,757,929
                                                                ----------------
                                                                      44,786,962

                                                                ----------------
COLORADO - 5.3%

         3,000,000  Denver Health & Hospital Auth.
                    Healthcare Rev., Series 2004 A,
                    6.25%, 12/1/33                                     3,331,590
           640,000  Douglas County School District
                    No. Re-1 GO, Series 2002 B,
                    (Douglas & Elbert Counties),
                    5.75%, 12/15/12, Prerefunded
                    at 100% of Par (FSA/State Aid
                    Withholding)(1)                                      720,915
         3,000,000  One Horse Business Improvement
                    District Rev., 6.00%, 6/1/24                       3,142,590
         1,500,000  Plaza Metropolitan District No. 1
                    Rev., 8.00%, 12/1/25                               1,659,270
         2,000,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 5.60%,
                    12/1/14                                            1,997,760
         1,500,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 6.125%,

                    12/1/19                                            1,500,840
                                                                ----------------
                                                                      12,352,965

                                                                ----------------
CONNECTICUT - 0.5%

         1,000,000  Connecticut Development Auth.
                    Industrial Rev., (Afco Cargo
                    BDL-LLC), 8.00%, 4/1/30                            1,082,270
                                                                ----------------
DISTRICT OF COLUMBIA - 0.8%
         1,000,000  District of Columbia COP,
                    (Public Safety & Emergency),
                    5.50%, 1/1/19 (Ambac)                              1,095,470
           750,000  Metropolitan Washington D.C.
                    Airports Auth. General Rev.,
                    Series 2001 A, 5.50%,
                    10/1/18 (MBIA)                                       807,750
                                                                ----------------
                                                                       1,903,220

                                                                ----------------
FLORIDA - 17.4%

         2,800,000  Anthem Park Community
                    Development District Rev., 5.80%,
                    5/1/36                                             2,852,528
            50,000  Arbor Greene Community
                    Development District Special

                    Assessment, 5.75%, 5/1/06                             50,105
         1,500,000  Bartam Park Community
                    Development Special Assessment,
                    5.30%, 5/1/35                                      1,517,415
         3,395,000  Concorde Estates Community
                    Development District Rev., Series

                    2004 B, 5.00%, 5/1/11                              3,415,506
           220,000  Covington Park Community
                    Development District Rev., Series
                    2004 B, (Capital Improvement),
                    5.30%, 11/1/09                                       220,704

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           990,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2002 A,

                    6.70%, 5/1/34                                      1,077,615
           640,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2003 C,

                    5.125%, 5/1/08                                       643,718
         4,815,000  Dupree Lakes Community
                    Development District Rev., 5.00%,
                    11/1/10                                            4,829,588
         1,000,000  East Homestead Community
                    Development District Special

                    Assessment, 5.375%, 5/1/36                         1,011,250
           520,000  Fleming Island Plantation
                    Community Development District
                    Special Assessment, Series 2000
                    B, 7.375%, 5/1/31                                    562,344
           750,000  Gateway Services Community
                    Development District Special
                    Assessment, Series 2003 B,
                    (Sun City Center - Fort Meyers),
                    5.50%, 5/1/10                                        755,438
           580,000  Heritage Harbor South Community
                    Development District Rev.,

                    Series 2002 B, 5.40%, 11/1/08                        583,979
         2,000,000  Lake Ashton II Community
                    Development District Rev.,
                    Series 2005 B, 4.875%, 11/1/10                     2,006,240
           735,000  Middle Village Community
                    Development District Special
                    Assessment, Series 2004 B,
                    5.00%, 5/1/09                                        739,145
         1,500,000  Midtown Miami Community
                    Development District Special
                    Assessment, Series 2004 A,

                    6.25%, 5/1/37                                      1,599,045
         1,000,000  Orange County School Board COP,
                    Series 2002 A, 5.50%,
                    8/1/19 (MBIA)                                      1,093,390
           200,000  Reunion East Community
                    Development District Special
                    Assessment Rev., Series 2002 B,
                    5.90%, 11/1/07                                       201,548
         1,245,000  South-Dade Venture Community
                    Development District Rev.,

                    6.125%, 5/1/34                                     1,321,082
         2,465,000  Sterling Hill Community
                    Development District Special
                    Assessment, Series 2003 B,

                    5.50%, 11/1/10                                     2,482,847
           380,000  Stoneybrook West Community
                    Development District Special
                    Assessment, Series 2000 A,

                    7.00%, 5/1/32                                        407,003
         5,000,000  Tisons Landing Community
                    Development District Rev.,

                    Series 2005 B, 5.00%, 11/1/11                      5,033,299
           965,000  Waterchase Community
                    Development District Rev.,
                    Series 2001 A, 6.70%, 5/1/32                       1,032,946
         3,500,000  Watergrass Community
                    Development District Special
                    Assessment, Series 2005 B,
                    4.875%, 11/1/10                                    3,513,404
         1,710,000  Waters Edge Community
                    Development District Rev., 5.30%,
                    5/1/36                                             1,722,569
         2,000,000  Westchester Community
                    Development District No. 1 Special
                    Assessment, (Infrastructure),
                    6.125%, 5/1/35                                     2,105,560
                                                                ----------------
                                                                      40,778,268

                                                                ----------------
GEORGIA - 0.6%

         1,300,000  Gwinnett County Water & Sewer

                    Auth. Rev., 4.00%, 8/1/14                          1,322,789

                                                                ----------------
GUAM - 1.2%

         1,500,000  Guam Government Waterworks

                    Auth. Rev., 6.00%, 7/1/25                          1,620,630
           390,000  Guam International Airport Auth.
                    Rev., Series 2003 A, 4.00%,
                    10/1/10 (MBIA)                                       397,449

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           690,000  Guam International Airport Auth.
                    Rev., Series 2003 A, 4.00%,
                    10/1/11 (MBIA)                                       703,324
                                                                ----------------
                                                                       2,721,403

                                                                ----------------
ILLINOIS - 3.7%

         1,325,000  Bedford Park Tax Allocation Rev.,
                    5.125%, 12/30/18                                   1,328,458
         3,000,000  Chicago Park District GO, Series

                    2006 C, 5.00%, 1/1/12 (FGIC)                       3,205,500
         3,000,000  Chicago Tax Increment Allocation
                    Rev., Series 2004 B, (Pilsen
                    Redevelopment), (Junior Lien),
                    6.75%, 6/1/22                                      3,163,440
         1,000,000  Village of Bolingbrook Rev.,
                    6.25%, 1/1/24(3)                                     908,340
                                                                ----------------
                                                                       8,605,738

                                                                ----------------
IOWA - 0.8%

         2,000,000  Tobacco Settlement Auth. Rev.,
                    Series 2005 C, 5.50%, 6/1/42                       2,013,520
                                                                ----------------
KENTUCKY - 1.3%

         3,000,000  Kentucky Asset Liability
                    Commission Tax and Rev.
                    Anticipation Notes, Series 2005 A,
                    4.00%, 6/28/06                                     3,006,270
                                                                ----------------
MARYLAND - 3.9%

         1,250,000  Anne Arundel County Special
                    Obligation Rev., (Arundel Mills),
                    7.10%, 7/1/09, Prerefunded at
                    102% of Par(1)                                     1,411,488
         1,000,000  Anne Arundel County Special
                    Obligation Rev., (National Business
                    Park), 7.375%, 7/1/10,
                    Prerefunded at 102% of Par(1)                      1,167,100
         1,000,000  Baltimore Rev., (North Locust
                    Point), 5.50%, 9/1/34                              1,024,450
         1,000,000  Maryland Industrial Development
                    Financing Auth. Rev., Series 2005
                    A, (Our Lady of Good Counsel
                    High School), 6.00%, 5/1/35                        1,049,880
         1,250,000  Prince Georges County Rev.,
                    (Victoria Falls), 5.25%, 7/1/35                    1,272,375
         1,224,000  Prince Georges County Rev.,
                    (Woodview Village Phase II -
                    Subdistrict), 7.00%, 7/1/32                        1,321,993
         1,810,000  Prince Georges County Special
                    Obligation Rev., (National Harbor),
                    5.20%, 7/1/34                                      1,841,367
                                                                ----------------
                                                                       9,088,653

                                                                ----------------
MISSOURI - 0.6%

           860,000  Missouri Bottom Transportation
                    Development District Hazelwood

                    Rev., 7.20%, 5/1/33                                  940,668
           380,000  Missouri Housing Development
                    Commission Mortgage Rev.,
                    Series 1998 B2, (Single Family),
                    6.40%, 9/1/29                                        385,833
                                                                ----------------
                                                                       1,326,501

                                                                ----------------
NEVADA - 10.0%

         1,085,000  Clark County Improvement District
                    No. 121 Special Assessment,
                    (Southern Highlands Area),
                    7.50%, 12/1/19                                     1,170,151
         3,000,000  Clark County Improvement District
                    No. 142 Special Assessment,

                    5.50%, 8/1/12                                      3,105,991
         2,405,000  Clark County Improvement District
                    No. 151 Special Assessment,

                    (Summerlin), 5.00%, 8/1/25                         2,436,890
           685,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.25%, 2/1/12                                        708,427

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           725,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,

                    5.375%, 2/1/13                                       750,455
           695,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,

                    5.40%, 2/1/14                                        719,450
         1,540,000  Henderson Local Improvement
                    District No. T-14 Special

                    Assessment, 5.25%, 3/1/13                          1,594,670
         1,560,000  Henderson Local Improvement
                    District No. T-15 Special
                    Assessment, 6.10%, 3/1/24                          1,622,306
         1,000,000  Henderson Local Improvement
                    District No. T-16 Special
                    Assessment, (The Falls at Lake
                    Las Vegas), 5.00%, 3/1/20                          1,001,510
           250,000  Henderson Local Improvement
                    District No. T-17 Special
                    Assessment, 5.00%, 9/1/18                            252,665
         2,800,000  Henderson Local Improvement
                    District No. T-17 Special
                    Assessment, 5.00%, 9/1/25                          2,846,816
         1,105,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series

                    2002 B, 7.10%, 10/1/22                             1,207,643
           350,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series

                    2002 B, 7.20%, 10/1/25                               383,954
         1,275,000  Las Vegas Improvement District
                    No. 607 Special Assessment,

                    5.50%, 6/1/13                                      1,317,394
           490,000  Las Vegas Improvement District
                    No. 808-Summerlin Area Special

                    Assessment, 5.40%, 6/1/06                            491,259
           495,000  Las Vegas Improvement District
                    No. 808-Summerlin Area Special

                    Assessment, 5.70%, 6/1/08                            510,018
         1,155,000  North Las Vegas Improvement
                    District No. 60-Aliante Special

                    Assessment, 5.25%, 12/1/10                         1,192,665
           490,000  North Las Vegas Improvement
                    District No. 60-Aliante Special

                    Assessment, 5.60%, 12/1/12                           506,415
           740,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),

                    5.20%, 12/1/10                                       762,762
           780,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.45%, 12/1/11                                       804,094
                                                                ----------------
                                                                      23,385,535

                                                                ----------------
NEW JERSEY - 5.6%
         1,000,000  New Jersey Economic
                    Development Auth. COP, Series
                    1999 A, (Transportation Sublease),
                    6.00%, 5/1/09, Prerefunded at
                    100% of Par (FSA)(1)                               1,077,320
         3,700,000  New Jersey Economic
                    Development Auth. Rev.,
                    Series 2005 A, (Cranes Mill),
                    5.10%, 6/1/27(4)                                   3,688,271
         4,000,000  Tobacco Settlement Financing

                    Corp. Rev., 6.00%, 6/1/37                          4,246,472
         3,835,000  Tobacco Settlement Financing
                    Corp. Rev., 6.125%, 6/1/42                         4,096,931

                                                                ----------------
                                                                      13,108,994

                                                                ----------------
NEW MEXICO - 1.1%
         1,490,000  Cabezon Public Improvement
                    District Special Tax Rev., 6.30%,
                    9/1/34                                             1,537,382
         1,000,000  Ventana West Public Improvement
                    District Special Levy Rev.,

                    6.875%, 8/1/33                                     1,067,700
                                                                ----------------
                                                                       2,605,082

                                                                ----------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
NEW YORK - 0.4%
         1,000,000  Onondaga County Industrial
                    Development Auth. Rev.,
                    (Air Cargo), 7.25%, 1/1/32                         1,061,720
                                                                ----------------
NORTHERN MARIANA ISLANDS - 0.9%
         2,000,000  Northern Mariana Islands
                    Commonwealth GO, Series 2003

                    A, 6.75%, 10/1/33                                  2,195,560
                                                                ----------------
OHIO - 2.4%

         1,150,000  Hebron Waterworks Rev.,
                    5.875%, 12/1/25                                    1,198,024
           745,000  Hebron Waterworks Rev.,
                    6.125%, 12/1/29                                      786,370
           215,000  New Albany Plain Local School
                    District GO, 5.50%, 6/1/12,
                    Prerefunded at 100% of Par

                    (FGIC)(1)                                            237,543

           285,000  New Albany Plain Local School
                    District GO, 5.50%,

                    12/1/19 (FGIC)                                       311,659
         1,800,000  Pinnacle Community Infrastructure
                    Financing Facilities Auth. Rev.,
                    Series 2004 A, 6.25%, 12/1/36                      1,862,766
         1,100,000  Port of Greater Cincinnati
                    Development Auth. Special
                    Assessment, (Cooperative Public
                    Parking Infrastructure), 6.40%,
                    2/15/34                                            1,187,846
                                                                ----------------
                                                                       5,584,208

                                                                ----------------
OKLAHOMA - 1.4%

         2,500,000  Norman Regional Hospital Auth.
                    Rev., 5.375%, 9/1/36                               2,560,500
           750,000  Oklahoma City Industrial &
                    Cultural Facilities Trust Rev.,
                    6.75%, 1/1/23                                        779,220
                                                                ----------------
                                                                       3,339,720

                                                                ----------------
PENNSYLVANIA - 3.7%

         4,375,000  Allegheny County Redevelopment
                    Auth. Tax Allocation,
                    (Pittsburgh Mills), 5.10%, 7/1/14                  4,560,282
         1,000,000  Allegheny County Redevelopment
                    Auth. Tax Allocation,

                    (Pittsburgh Mills), 5.60%, 7/1/23                  1,054,950
         1,325,000  Chartiers Valley School District
                    GO, Series 2004 A, 5.00%,
                    10/15/20 (FSA/State Aid
                    Withholding)                                       1,419,340
         1,000,000  Langhorne Manor Boro Higher
                    Education Auth. Rev., (Philadelphia
                    Biblical University), 5.50%, 4/1/25                1,010,990
           530,000  New Morgan Municipal Auth.
                    Office Rev., Series 1999 A,
                    (Commonwealth Office),
                    5.375%, 6/1/08                                       526,438
                                                                ----------------
                                                                       8,572,000

                                                                ----------------
RHODE ISLAND - 0.2%
           500,000  Cranston GO, 6.375%, 11/15/09,
                    Prerefunded at 101% of
                    Par (FGIC)(1)                                        555,125
                                                                ----------------
SOUTH CAROLINA - 0.5%
         1,250,000  Lancaster County Special
                    Assessment, (Sun City Lakes

                    Improvement), 5.45%, 12/1/37(5)                    1,270,888
                                                                ----------------
TENNESSEE - 2.2%

         1,475,000  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 B, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 5.50%, 10/1/20                       1,494,898

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         3,565,000  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 B, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 6.00%, 10/1/35                       3,681,504
                                                                ----------------
                                                                       5,176,402

                                                                ----------------
TEXAS - 1.8%

           610,000  Abia Development Corp. Airport
                    Facilities Rev., (Aero Austin L.P.),
                    6.75%, 1/1/11                                        616,356
           400,000  Bexar County Health Facilities
                    Development Corp. Rev., (Army
                    Retirement Residence),
                    6.125%, 7/1/22                                       431,500
         1,000,000  Bexar County Health Facilities
                    Development Corp. Rev., (Army
                    Retirement Residence),
                    6.30%, 7/1/32                                      1,075,950
         2,000,000  Pearland Development Auth. Tax
                    Allocation Rev., 5.50%,
                    9/1/28 (RADIAN-IBC)                                2,146,960
                                                                ----------------
                                                                       4,270,766

                                                                ----------------
UTAH - 0.6%

         1,235,000  West Valley City Rev.,
                    Series 2001 A, 5.50%,
                    7/15/15 (MBIA)                                     1,345,520
                                                                ----------------
VIRGINIA - 0.9%

         2,000,000  Tobacco Settlement Financing

                    Corp. Rev., 5.625%, 6/1/37                         2,053,520

                                                                ----------------
WASHINGTON - 0.5%

           860,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,

                    12/1/18 (FSA)                                        952,820
           250,000  Port of Seattle Rev., Series 2000
                    B, 6.00%, 2/1/15 (MBIA)                              283,495
                                                                ----------------
                                                                       1,236,315

                                                                ----------------
WISCONSIN - 3.1%

         3,200,000  Wisconsin GO, Series 2006-1,
                    5.00%, 5/1/10 (MBIA)(4)                            3,382,880
         2,000,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series
                    2004 A, (Southwest Health
                    Center), 6.25%, 4/1/34                             2,044,400
         1,750,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series 2006
                    A, (Marshfield Clinic), 5.375%,
                    2/15/34                                            1,819,633
                                                                ----------------
                                                                       7,246,913

                                                                ----------------
TOTAL MUNICIPAL SECURITIES                                           226,302,693
(Cost $218,049,630)                                             ----------------

SHORT-TERM MUNICIPAL SECURITIES - 2.2%
ARIZONA - 0.8%

           850,000  Pima County Industrial

                    Development Auth. Lease Rev.,
                    VRDN, 3.30%, 3/2/06

                    (SBBPA: Societe Generale)                            850,000
         1,075,000  Pima County Industrial
                    Development Auth. Rev.,
                    (Tucson Electric), VRDN, 3.22%,
                    3/1/06 (LOC: Bank of New York)                     1,075,000
                                                                ----------------
                                                                       1,925,000

                                                                ----------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
GEORGIA - 1.3%

         3,100,000  City of Atlanta Rev., Series 2002
                    C, VRDN, 2.97%, 3/1/06 (FSA)                       3,100,000
                                                                ----------------
MICHIGAN - 0.1%

           195,000  Michigan State University Rev.,
                    Series 2002 A, VRDN, 2.97%,
                    3/1/06 (SBBPA: Depfa Bank plc)                       195,000
                                                                ----------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  5,220,000
(Cost $5,220,000)                                               ----------------

TOTAL INVESTMENT SECURITIES - 98.8%                                  231,522,693
                                                                ----------------
(Cost $223,269,630)

OTHER ASSETS AND LIABILITIES - 1.2%                                    2,723,308
                                                                ----------------

TOTAL NET ASSETS - 100.0%                                          $ 234,246,001
                                                                 ===============

FUTURES CONTRACTS*
                         Expiration            Underlying Face      Unrealized
Contracts Sold              Date               Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
40  U.S. Long Bond       June 2006             $4,523,750           $(23,215)
                                            ====================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation

RADIAN-IBC = Radian Asset Assurance, Inc. - Insured Bond Certificates
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2006 was
    $1,757,929, which represented 0.8% of total net assets.

(3) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    February 28, 2006.

(4) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.

(5) When-issued security.

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $223,269,630
                                                                 ===============
Gross tax appreciation of investments                              $  8,321,221
Gross tax depreciation of investments                                   (68,158)
                                                                 ---------------
Net tax appreciation of investments                                $  8,253,063
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE BOND FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 95.9%
ALABAMA - 1.0%

          $865,000  Alabama Water Pollution Control

                    Auth. GO, 5.75%,

                    8/15/18 (Ambac)                               $          941
           190,000  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/08, Prerefunded at 100%
                    of Par (Ambac)(1)                                        198
           810,000  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/13 (Ambac)                                           843
         1,875,000  Helena Utilities Board Water &
                    Sewer Rev., 5.75%, 4/1/20 (MBIA)                       2,089
         1,435,000  Helena Utilities Board Water &
                    Sewer Rev., 5.75%, 4/1/22 (MBIA)                       1,598
         1,250,000  Huntsville Health Care Auth. Rev.,
                    Series 2002 A, 3.80%,
                    6/1/06 (MBIA)                                          1,251
                                                                 ---------------
                                                                           6,920

                                                                 ---------------
ARIZONA - 7.5%

         1,275,000  Arizona Health Facilities Auth.
                    Rev., (Blood Systems
                    Incorporated), 4.00%, 4/1/12                           1,271
         1,175,000  Arizona Health Facilities Auth.
                    Rev., (Blood Systems

                    Incorporated), 4.50%, 4/1/16                           1,187
         1,000,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training Facilities),
                    5.00%, 7/1/11                                          1,039
         1,000,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training Facilities),
                    5.00%, 7/1/12                                          1,043
         2,000,000  Arizona Tourism & Sports Auth.
                    Rev., Series 2003 A, (Multipurpose
                    Stadium Facility), 5.25%,
                    7/1/17 (MBIA)                                          2,169
         2,925,000  Chandler Water & Sewer Rev.,
                    4.50%, 7/1/06 (FSA)                                    2,937
         2,130,000  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%,
                    7/1/12 (MBIA)                                          2,233
         1,930,000  Gilbert Water Resource Municipal
                    Property Corp. Rev.,
                    (Development Fee & Sub-Lien),
                    4.25%, 4/1/11                                          1,930
         3,000,000  Gilbert Water Resource Municipal
                    Property Corp. Rev.,
                    (Development Fee & Sub-Lien),
                    4.90%, 4/1/19                                          3,025
         1,000,000  Glendale Water & Sewer Rev.,
                    5.00%, 7/1/06 (FGIC)                                   1,006
         4,000,000  Maricopa County Community
                    College District GO, Series 1997
                    B, 5.00%, 7/1/06, Prerefunded at
                    101% of Par(1)                                         4,063
         1,155,000  Maricopa County Gilbert Unified
                    School District No. 41 GO, 5.75%,
                    7/1/11 (FSA)                                           1,277
         1,000,000  Maricopa County Peoria Unified
                    School District No. 11 GO, (School
                    Improvement), 4.25%,
                    7/1/18 (Ambac)                                         1,022
         2,415,000  Maricopa County Saddle Mountain
                    Unified School District No. 90
                    GO, Series 2003 A, 5.25%, 7/1/11                       2,547
         2,000,000  Maricopa County Saddle Mountain
                    Unified School District No. 90
                    GO, Series 2003 A, 5.25%, 7/1/12                       2,122
         1,000,000  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%,
                    3/1/20 (MBIA)                                          1,089
         2,155,000  Mohave County Industrial
                    Development Auth. GO, Series
                    2004 A, (Mohave Prison), 5.00%,
                    4/1/14 (XLCA)                                          2,307
         1,200,000  Pima County Indian
                    Oasis-Baboquivari Unified School
                    District No. 40 GO, Series 2002 A,
                    4.60%, 7/1/13 (MBIA)                                   1,259
         2,600,000  Pima County Tucson Unified
                    School District No. 1 GO, 4.625%,
                    7/1/13 (FSA)                                           2,734
         3,970,000  Pinal County COP, 5.00%, 12/1/25                       4,134
         1,425,000  Pinal County COP, 5.00%, 12/1/26                       1,481

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
         5,000,000  Salt River Project Agricultural
                    Improvement & Power District
                    Rev, Series 2002 C, (Salt River),

                    5.00%, 1/1/12                                          5,362
         3,085,000  South Tucson Municipal Property

                    Corp. Rev., 5.50%, 6/1/24                              3,226

                                                                 ---------------
                                                                          50,463

                                                                 ---------------
CALIFORNIA - 4.4%

         1,500,000  California Educational Facilities
                    Auth. Rev., Series 2005 A, (Mills
                    College), 5.00%, 9/1/29                                1,545
         1,000,000  California Public Works Board
                    Lease COP, Series 1994 A,
                    (Various University of California
                    Projects), 6.20%, 10/1/08                              1,012
         1,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 E, (Kaiser Permanente),
                    4.70%, 6/1/09                                          1,025
         1,075,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.00%, 10/1/12 (FSA)                                   1,165
         2,000,000  California Statewide Communities
                    Development Auth. Water &
                    Waste Rev., Series 2004 A,
                    (Pooled Financing Program),
                    5.25%, 10/1/19 (FSA)                                   2,185
         1,615,000  Campbell COP, (Civic Center),
                    5.83%, 10/1/31 (Ambac)(2)                                499
         1,615,000  Campbell COP, (Civic Center),
                    5.83%, 10/1/32 (Ambac)(2)                                476
         3,000,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)                                         3,263
         5,000,000  Los Angeles Department of Water
                    & Power Rev., Series 2001 AA3,
                    (Power Systems), 5.25%, 7/1/24                         5,029
         2,200,000  Manteca Unified School District
                    GO, 5.25%, 8/1/14, Prerefunded

                    at 100% of Par (FSA)(1)                                2,445
         1,000,000  Plumas Unified School District
                    GO, 5.25%, 8/1/20 (FSA)                                1,133
         1,575,000  Plumas Unified School District
                    GO, Series 2005 B, (2002
                    Election), 5.00%, 8/1/26 (FSA)                         1,675
         2,145,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    5.50%, 7/1/15 (MBIA)                                   2,355
         1,000,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/20 (MBIA)                                   1,126
         2,000,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/31 (MBIA)                                   2,240
         1,775,000  Temecula Valley Unified School

                    District GO, 5.00%, 8/1/25 (FSA)                       1,944
                                                                 ---------------
                                                                          29,117

                                                                 ---------------
COLORADO - 2.6%

         1,100,000  Arapahoe County Water &
                    Wastewater Public Improvement
                    District GO, Series 2002 B, 5.75%,
                    12/1/17 (MBIA)                                         1,228
         1,550,000  Colorado Educational & Cultural
                    Facilities Auth. Rev., (Excel
                    Academy Charter School), 5.50%,
                    12/1/33 (XLCA)                                         1,705
           530,000  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.50%, 11/1/09                                           535
           900,000  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.75%, 11/1/10                                           921
           800,000  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.60%, 11/1/16                                           794
         1,210,000  Colorado Educational & Cultural
                    Facilities Auth. Rev., Series 2005
                    A, (Ridgeview Charter School),
                    5.50%, 8/15/35 (XLCA)                                  1,326
           500,000  Colorado Health Facilities Auth.
                    Rev., (Vail Valley Medical Center),
                    4.00%, 1/15/07                                           501

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
           335,000  Colorado Health Facilities Auth.
                    Rev., (Vail Valley Medical Center),
                    4.50%, 1/15/09                                           340
           450,000  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/10,
                    Prerefunded at 100% of Par(1)                            501
            50,000  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/16                              56
         1,430,000  Denver West Metropolitan District
                    GO, 5.25%, 12/1/24                                     1,480
         1,000,000  Douglas & Elbert Counties School

                    District No. Re-1 GO, Series
                    2002 B, 5.75%, 12/15/12,

                    Prerefunded at 100% of Par

                    (FSA/State Aid Withholding)(1)                         1,126
         1,100,000  Eagle Bend Metropolitan District
                    No. 2 GO, 5.25%,

                    12/1/23 (RADIAN)                                       1,165
         5,000,000  University of Colorado Regents

                    COP, 6.00%, 12/1/22 (MBIA-IBC)                         5,506
                                                                 ---------------
                                                                          17,184

                                                                 ---------------
CONNECTICUT - 0.7%

         2,150,000  City of Bridgeport GO, Series

                    2004 A, 5.25%, 8/15/22 (MBIA)                          2,347
         2,215,000  New Haven Air Rights Package
                    Facility Rev., 5.00%,

                    12/1/10 (Ambac)                                        2,357
                                                                 ---------------
                                                                           4,704

                                                                 ---------------
DISTRICT OF COLUMBIA - 0.4%
         1,385,000  District of Columbia GO, Series

                    1999 B, 5.50%, 6/1/09 (FSA)                            1,468
         1,155,000  District of Columbia Rev.,
                    (Gonzaga College High School),
                    5.20%, 7/1/12 (FSA)                                    1,222
                                                                 ---------------
                                                                           2,690

                                                                 ---------------
FLORIDA - 3.2%

         2,585,000  Greater Orlando Aviation Auth.
                    Rev., Series 2003 A, 5.00%,
                    10/1/13 (FSA)                                          2,783
           500,000  Highlands County Health Facilities
                    Auth. Rev., Series 2005 A,
                    (Adventist Health), 5.00%,
                    11/15/11                                                 528
           500,000  Highlands County Health Facilities
                    Auth. Rev., Series 2005 B,
                    (Adventist Health), 5.00%,
                    11/15/09                                                 522
           500,000  Highlands County Health Facilities
                    Auth. Rev., Series 2005 B,
                    (Adventist Health), 5.00%,
                    11/15/10                                                 526
         1,000,000  Highlands County Health Facilities
                    Auth. Rev., Series 2005 B,
                    (Adventist Health), 5.00%,
                    11/15/11                                               1,056
         2,500,000  JEA St. Johns River Power Park
                    System Rev., Series 21, Issue 2,
                    5.00%, 10/1/11 (MBIA)                                  2,674
         2,500,000  JEA St. Johns River Power Park
                    System Rev., Series 21, Issue 2,
                    5.00%, 10/1/12 (MBIA)                                  2,690
         1,500,000  Martin County Health Facilities
                    Auth. Rev., Series 2002 A, (Martin
                    Memorial Medical Center),
                    4.00%, 11/15/06                                        1,500
         5,000,000  Orange County Rev., 5.25%,
                    10/1/09, Prerefunded at 100%
                    of Par (Ambac)(1)                                      5,300
         2,500,000  Orlando Utilities Commission Rev.,
                    Series 2005 A, 4.00%,
                    10/1/11 (MBIA)                                         2,553
         1,000,000  Orlando Utilities Commission
                    Water & Electric Rev., Series

                    1989 D, 6.75%, 10/1/17(1)                              1,209
                                                                 ---------------
                                                                          21,341

                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
GEORGIA - 0.2%

           255,000  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/09, Prerefunded at 100%
                    of Par (MBIA-IBC)(1)                                     272
            20,000  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,

                    1/1/11 (MBIA-IBC)                                         22
           110,000  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)(1)                                     124
           615,000  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)(3)                                     683
                                                                 ---------------
                                                                           1,101

                                                                 ---------------
HAWAII - 0.1%

           500,000  Maui County GO, Series 2000 A,
                    6.50%, 3/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                                    560
                                                                 ---------------
IDAHO - 3.2%

         1,000,000  Blaine County Hailey School
                    District No. 61 GO, 5.00%,

                    7/30/10 (Ambac)                                        1,063
        20,000,000  Idaho Tax Anticipation Notes GO,
                    4.00%, 6/30/06                                        20,045
                                                                 ---------------
                                                                          21,108

                                                                 ---------------
ILLINOIS - 3.7%

         2,000,000  Bedford Park GO, Series 2004 A,
                    5.25%, 12/15/20 (FSA)                                  2,197
         4,000,000  Chicago O'Hare International
                    Airport Rev., Series 1993 A,
                    (Senior Lien), 5.00%, 1/1/12
                    (MBIA-IBC)                                             4,261
         2,000,000  Illinois Dedicated Tax Rev.,
                    (Civic Center), 6.25%,
                    12/15/20 (Ambac)                                       2,409
           595,000  Illinois Development Finance Auth.
                    Rev., Series 2001 B,
                    (Midwestern University),
                    5.00%, 5/15/08                                           610
           655,000  Illinois Development Finance
                    Auth. Rev., Series 2001 B,
                    (Midwestern University),
                    5.125%, 5/15/10                                          684
           400,000  Illinois Development Finance
                    Auth. Rev., Series 2001 B,
                    (Midwestern University),
                    5.75%, 5/15/16                                           428
         1,155,000  Illinois Finance Auth. Rev.,
                    Series 2005 A, (Depaul

                    University), 5.00%, 10/1/14                            1,221
         1,000,000  Illinois Finance Auth. Rev., Series
                    2005 A, (Depaul University),
                    5.00%, 10/1/15                                         1,062
         1,140,000  Illinois Health Facilities Auth. Rev.,
                    Series 1992 C, (Evangelical
                    Hospital), 6.75%, 4/15/12(1)                           1,279
         1,000,000  Illinois Regional Transportation
                    Auth. Rev., Series 1990 A, 7.20%,

                    11/1/20 (Ambac)                                        1,256
           930,000  Kane County Geneva Community
                    Unit School District No. 304 GO,
                    6.20%, 1/1/24 (FSA)                                    1,096
         1,105,000  Ogle Lee & De Kalb Counties
                    Township High School District No.
                    212 GO, 6.00%, 12/1/17 (MBIA)                          1,238
         1,220,000  Ogle Lee & De Kalb Counties
                    Township High School District No.
                    212 GO, 6.00%, 12/1/18 (MBIA)                          1,363
         1,855,000  Peoria County School District No.
                    150 Peoria GO, Series 2005 A,
                    5.00%, 1/1/10 (FSA)                                    1,950
         1,250,000  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/20 (XLCA)                                   1,360
         1,000,000  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/21 (XLCA)                                   1,086

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
         1,000,000  University of Illinois COP, (Utility
                    Infrastructure), 5.75%,
                    8/15/08 (MBIA)                                         1,051
                                                                 ---------------
                                                                          24,551

                                                                 ---------------
INDIANA - 1.2%

         1,900,000  Indiana Health Facilities Financing
                    Auth. Hospital Rev., (Holy Cross
                    Health System Corp.), 5.375%,
                    12/1/12 (MBIA)                                         1,986
           220,000  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,
                    6/1/15(1)                                                252
           780,000  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,

                    6/1/15                                                   946
         1,500,000  Mount Vernon of Hancock County
                    Multi-School Building Corp. Rev.,
                    Series 2001 B, (First Mortgage),
                    5.75%, 7/15/11, Prerefunded at
                    100% of Par (Ambac)(1)                                 1,657
         1,650,000  Valparaiso Middle Schools
                    Building Corp. Rev., (First
                    Mortgage), 5.75%, 7/15/11,
                    Prerefunded at 100% of Par
                    (FGIC)(1)                                              1,823

         1,000,000  Zionsville Community Schools
                    Building Corp. GO, (First
                    Mortgage), 5.75%, 1/15/12
                    (FGIC/State Aid Withholding)                           1,112
                                                                 ---------------
                                                                           7,776

                                                                 ---------------
IOWA - 0.5%

         3,350,000  Coralville GO, Series 2005 K-2,
                    5.00%, 6/1/07                                          3,395
                                                                 ---------------
KANSAS - 0.4%

         1,280,000  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.25%, 11/15/13                       1,357
         1,195,000  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.50%, 11/15/16                       1,273
                                                                 ---------------
                                                                           2,630

                                                                 ---------------
KENTUCKY - 1.0%

         7,000,000  Kentucky Asset Liability
                    Commission Tax and Rev.
                    Anticipation Notes, Series 2005 A,
                    4.00%, 6/28/06                                         7,015
                                                                 ---------------
LOUISIANA - 0.5%

         1,740,000  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Ascension Parish Library),
                    5.25%, 4/1/23 (Ambac)                                  1,884
         1,215,000  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Ascension Parish Library),
                    5.25%, 4/1/35 (Ambac)                                  1,300
                                                                 ---------------
                                                                           3,184

                                                                 ---------------
MASSACHUSSETTS - 0.2%

         1,000,000  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 1992 F, 6.25%,
                    7/1/12 (Ambac)                                         1,084
                                                                 ---------------
MICHIGAN - 2.5%

         1,000,000  Coopersville Area Public Schools
                    GO, 5.00%, 5/1/26 (MBIA)
                    (Q-SBLF)(4)                                            1,062
         3,500,000  Detroit GO, Series 2004 A-1,
                    5.25%, 4/1/23 (Ambac)                                  3,769
         1,485,000  Grand Valley State University Rev.,
                    5.75%, 12/1/10, Prerefunded

                    at 100% of Par (FGIC)(1)                               1,625

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
         2,345,000  Michigan Higher Education
                    Facilities Auth. Rev., (Limited
                    Obligation - Hillsdale College),
                    5.00%, 3/1/26                                          2,428
           575,000  Taylor GO, 5.00%, 9/1/11(MBIA)                           615
         2,010,000  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.00%,

                    12/1/11 (FGIC)                                         2,145
         2,215,000  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,

                    12/1/13 (FGIC)                                         2,418
         2,335,000  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,

                    12/1/14 (FGIC)                                         2,542
                                                                 ---------------
                                                                          16,604

                                                                 ---------------
MINNESOTA - 0.2%

         1,500,000  Minnesota Higher Education
                    Facilities Auth. Rev., Series
                    2005-6G, (Saint John University),
                    5.00%, 10/1/12                                         1,605
                                                                 ---------------
MISSISSIPPI - 1.3%

         7,925,000  State of Mississippi GO, (Capital
                    Improvement), 5.25%, 11/1/12,
                    Prerefunded at 100% of Par
                    (FGIC)(1)                                              8,632

                                                                 ---------------
MISSOURI - 1.9%

         1,000,000  Camdenton Reorganized School
                    District No. R-III GO, 5.25%,
                    3/1/22 (FSA)                                           1,098
           400,000  City of Riverside Tax Allocation
                    Rev., (L-385 Levee), 3.25%,

                    5/1/06                                                   399
         1,145,000  Jackson County Public Building
                    Corp. COP, Series 2000 A, 6.00%,
                    11/1/18                                                1,217
         2,775,000  Missouri Development Finance
                    Board COP, Series 2000 A,
                    (Midtown Redevelopment),
                    5.75%, 4/1/22 (MBIA)                                   2,997
         1,750,000  Missouri Development Finance

                    Board Rev., Series 2005 A,
                    (Branson Landing),

                    4.75%, 6/1/25                                          1,762
         2,500,000  Missouri Development Finance

                    Board Rev., Series 2005 A,
                    (Branson Landing),

                    5.00%, 6/1/35                                          2,548
         2,650,000  Missouri Health & Educational
                    Facilities Auth. Rev., Series 1998
                    A, (Park Lane Medical Center),
                    5.60%, 1/1/15 (MBIA)                                   2,864
                                                                 ---------------
                                                                          12,885

                                                                 ---------------
NEVADA - 1.2%

         1,000,000  Clark County School District GO,
                    Series 1997 B, (Building &
                    Renovation), 5.25%, 6/15/07,
                    Prerefunded at 101% of

                    Par (FGIC)(1)                                          1,033
         3,295,000  Las Vegas Redevelopment Agency
                    Tax Increment Rev., Series 2003
                    A, (Fremont Street),
                    4.50%, 6/15/10                                         3,342
         1,550,000  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), (Senior Lien),
                    5.50%, 6/1/19 (Ambac)                                  1,692
         1,865,000  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), (Senior Lien),
                    5.50%, 6/1/20 (Ambac)                                  2,036
                                                                 ---------------
                                                                           8,103

                                                                 ---------------
NEW HAMPSHIRE - 1.0%
         1,660,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/11                               1,714

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
           680,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/12                                 705
         1,030,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/13                               1,065
         3,000,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/18                               3,063
                                                                 ---------------
                                                                           6,547

                                                                 ---------------
NEW JERSEY - 3.9%
         4,080,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2005 A, (Cranes Mill),
                    5.00%, 6/1/15                                          4,203
         3,310,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2005 A, (Cranes Mill),
                    5.00%, 6/1/20                                          3,346
         4,235,000  New Jersey Transit Corporation

                    COP, 5.00%, 10/1/12 (FSA)                              4,539
         5,595,000  New Jersey Transit Corporation

                    COP, 5.00%, 10/1/13 (FSA)                              6,022
         7,400,000  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2004 B,
                    5.25%, 12/15/12 (FGIC)                                 8,068
                                                                 ---------------
                                                                          26,178

                                                                 ---------------
NEW MEXICO - 1.3%
         6,675,000  Los Alamos County Inc. Rev.,
                    Series 2004 A, 5.00%,
                    7/1/11 (FSA)                                           7,117
         1,415,000  San Juan County Gross Receipts
                    Tax Rev., Series 2001 A, 5.75%,
                    9/15/21 (Ambac)                                        1,569
                                                                 ---------------
                                                                           8,686

                                                                 ---------------
NEW YORK - 3.7%
         2,975,000  City of New York GO, Series 2002
                    B, 5.25%, 8/1/09 (CIFG)                                3,137
         2,885,000  City of New York GO, Series 2002
                    C, 5.25%, 8/1/09 (CIFG)                                3,042
         5,000,000  City of New York GO, Series 2003
                    I, 5.75%, 3/1/20                                       5,567
         1,375,000  City of New York GO, Series 2004
                    I, 5.00%, 8/1/08                                       1,422
           855,000  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    4.00%, 8/1/09                                            855
           710,000  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    4.00%, 8/1/10                                            709
           890,000  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    4.00%, 8/1/10                                            888
           920,000  Monroe County Industrial
                    Development Agency Rev.,
                    (Highland Hospital Rochester),
                    5.00%, 8/1/11                                            960
         2,000,000  New York City Transitional
                    Finance Auth. Rev., Series 2005
                    A1, 5.00%, 11/1/10                                     2,128
         1,000,000  New York Dormitory Auth. COP,
                    Series 1995 A, (State University
                    Educational Facilities),
                    6.50%, 5/15/06                                         1,006
         1,440,000  New York Dormitory Auth. Rev.,
                    Series 1990 A, (UNIC Educational
                    Facilities), 7.50%, 5/15/13
                    (MBIA-IBC)                                             1,771
         1,000,000  New York Dormitory Auth. Rev.,
                    Series 2005 F, 5.00%,
                    3/15/12 (FSA)                                          1,074
         1,160,000  New York Thruway Auth. Service
                    Contract COP, 5.50%, 4/1/06                            1,162
         1,000,000  Niagara Falls Bridge Commission
                    Toll Rev., Series 1993 B, 5.25%,
                    10/1/15 (FGIC)                                         1,087
                                                                 ---------------
                                                                          24,808

                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
NORTH CAROLINA - 2.1%
         1,300,000  Charlotte Airport Rev., Series 2004
                    A, 5.25%, 7/1/24 (MBIA)                                1,405
         1,085,000  City of Lincolnton Rev., (Combined
                    Enterprise System), 5.00%,
                    5/1/10 (XLCA)                                          1,144
         1,140,000  City of Lincolnton Rev., (Combined
                    Enterprise System), 5.00%,
                    5/1/11 (XLCA)                                          1,212
         1,195,000  City of Lincolnton Rev., (Combined
                    Enterprise System), 4.00%,
                    5/1/12 (XLCA)                                          1,212
         1,000,000  North Carolina GO, 5.00%, 3/1/11                       1,070
         2,500,000  North Carolina Medical Care
                    Commission Rev., Series 2004 A,
                    (Health Care Housing - ARC
                    Projects), 5.50%, 10/1/24                              2,665
         1,000,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 1992, 6.00%,

                    1/1/10 (MBIA)                                          1,086
         2,000,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2003 A,

                    5.50%, 1/1/13                                          2,170
         1,100,000  University of North Carolina at
                    Chapel Hill Rev., Series 2005 A,
                    5.00%, 2/1/08                                          1,127
         1,000,000  University of North Carolina at
                    Chapel Hill Rev., Series 2005 A,
                    5.00%, 2/1/09                                          1,035
                                                                 ---------------
                                                                          14,126

                                                                 ---------------
NORTH DAKOTA - 0.3%
         1,500,000  Grand Forks Health Care System

                    Rev., (Altru Health System
                    Obligation Group),
                    7.125%, 8/15/24                                        1,678
                                                                 ---------------
OHIO - 1.8%

           500,000  Erie County Hospital Facilities
                    Rev., Series 2002 A, (Firelands
                    Regional Medical Center),
                    4.50%, 8/15/07                                           506
         1,150,000  Mad River Local School District
                    GO, (Classroom Facilities), 5.75%,
                    12/1/19 (FGIC)                                         1,284
         1,700,000  Milford Exempt Village School
                    District GO, (School
                    Improvement), 6.00%,
                    12/1/11 (FSA)                                          1,912
         1,005,000  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/11                                          1,077
         1,365,000  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/12                                          1,471
           750,000  Ohio Higher Educational Facility
                    Commission Rev., Series 1990 B,
                    (Case Western Reserve
                    University), 6.50%, 10/1/20                              923
         1,505,000  Summit County GO, 5.75%,
                    12/1/12, Prerefunded at 101% of

                    Par (FGIC)(1)                                          1,699
         1,550,000  Tri Valley Local School District GO,
                    5.75%, 12/1/21 (FGIC)                                  1,717
         1,280,000  Westlake GO, (Street
                    Improvement), 5.25%, 12/1/25                           1,466
                                                                 ---------------
                                                                          12,055

                                                                 ---------------
OKLAHOMA - 2.1%

         1,000,000  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/11 (RADIAN)                           1,048
         1,525,000  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/12 (RADIAN)                           1,600
         1,730,000  Durant Community Facilities Auth.
                    GO, 5.75%, 11/1/24 (XLCA)                              1,964
         1,135,000  McClain County Economic
                    Development Auth. Rev,
                    (Newcastle Public Schools),
                    5.00%, 9/1/10                                          1,180
           750,000  McClain County Economic
                    Development Auth. Rev,
                    (Newcastle Public Schools),
                    5.00%, 9/1/11                                            782

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
           500,000  McClain County Economic
                    Development Auth. Rev,
                    (Newcastle Public Schools),
                    5.00%, 9/1/12                                            522
         1,640,000  McClain County Economic
                    Development Auth. Rev,
                    (Newcastle Public Schools),
                    5.00%, 9/1/13                                          1,715
         5,225,000  Tulsa County Industrial Auth. Rev.,
                    Series 2005 C, 5.00%,
                    5/15/10 (FSA)                                          5,526
                                                                 ---------------
                                                                          14,337

                                                                 ---------------
OREGON - 2.0%

         1,325,000  City of Eugene GO, (Public Safety
                    Park & Open Space), 4.00%,
                    6/1/12 (Ambac)(4)                                      1,352
         1,000,000  City of Eugene GO, (Public Safety
                    Park & Open Space), 4.00%,
                    6/1/13 (Ambac)(4)                                      1,019
         1,000,000  City of Eugene GO, (Public Safety
                    Park & Open Space), 4.00%,
                    6/1/14 (Ambac)(4)                                      1,017
           685,000  City of Eugene GO, (Public Safety
                    Park & Open Space), 4.00%,
                    6/1/15 (Ambac)(4)                                        694
         2,015,000  Clackamas County School District

                    No. 62 GO, 5.50%,

                    6/15/10 (School Bond Guarantee)                        2,174
         2,135,000  Clackamas County School District
                    No. 108 GO, (Estacada), 5.50%,

                    6/15/23 (FSA)                                          2,506
         1,200,000  Clackamas County School District
                    No. 108 GO, (Estacada), 5.50%,
                    6/15/24 (FSA)                                          1,416
           400,000  Oregon State Facilities Auth. Rev.,
                    Series 2005 A, (Linfield College),
                    5.00%, 10/1/13                                           422
           925,000  Oregon State Facilities Auth. Rev.,
                    Series 2005 A, (Linfield College),
                    5.00%, 10/1/14                                           978
         2,115,000  Oregon State Facilities Auth. Rev.,
                    Series 2005 A, (Linfield College),
                    5.00%, 10/1/25                                         2,209
                                                                 ---------------
                                                                          13,787

                                                                 ---------------
PENNSYLVANIA - 1.6%

         1,000,000  Oxford Area School District GO,
                    Series 2001 A, 5.50%,
                    2/15/12, Prerefunded at 100%
                    of Par (FGIC/State Aid

                    Withholding)(1)                                        1,101
         2,975,000  Philadelphia School District GO,
                    Series 2002 A, 5.25%, 2/1/11
                    (FSA/State Aid Withholding)                            3,195
         4,380,000  Philadelphia School District GO,
                    Series 2002 A, 5.50%, 2/1/12,
                    Prerefunded at 100% of Par

                    (FSA/State Aid Withholding)(1)                         4,820
         1,500,000  Pittsburgh School District GO,
                    5.25%, 9/1/09 (FSA)                                    1,585
                                                                 ---------------
                                                                          10,701

                                                                 ---------------
PUERTO RICO - 11.4%
        10,000,000  Commonwealth of Puerto Rico
                    Tax and Rev. Anticipation Notes,
                    4.50%, 7/28/06                                        10,053
        13,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.50%,
                    4/7/06 (Acquired 1/24/06,
                    Cost $13,000)(5)                                      12,995
        11,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.90%,
                    8/4/06 (Acquired 2/23/06,
                    Cost $11,000)(5)                                      10,997
        10,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.85%,
                    10/3/06 (Acquired 1/13/06,
                    Cost $10,000)(5)                                       9,991
        14,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.85%,
                    10/5/06 (Acquired 1/20/06,
                    Cost $14,000)(5)                                      13,988

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
        12,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.87%,
                    10/6/06 (Acquired 1/24/06,
                    Cost $12,000)(5)                                      11,990
         2,500,000  Puerto Rico Highway &
                    Transportation Auth. Rev., 5.00%,
                    7/1/08 (CIFG)                                          2,588
         3,700,000  Puerto Rico Municipal Finance
                    Agency GO, Series 2005 A,

                    5.00%, 8/1/11                                          3,906
                                                                 ---------------
                                                                          76,508

                                                                 ---------------
RHODE ISLAND - 0.7%
         1,000,000  Cranston GO, 6.375%, 11/15/09,
                    Prerefunded at 101% of
                    Par (FGIC)(1)                                          1,110
         2,000,000  Rhode Island Depositors
                    Economic Protection Corp. Special
                    Obligation Rev., Series 1993 A,
                    6.25%, 8/1/16 (MBIA)(1)                                2,414
         1,300,000  Rhode Island Depositors
                    Economic Protection Corp. Special
                    Obligation Rev., Series 1993 B,
                    6.00%, 8/1/17 (MBIA)(1)                                1,385
                                                                 ---------------
                                                                           4,909

                                                                 ---------------
SOUTH CAROLINA - 3.3%
         1,700,000  Florence Water & Sewer Rev.,
                    7.50%, 3/1/18 (Ambac)                                  1,964
         2,300,000  Lancaster Educational Assistance
                    Program Inc. Rev., (School
                    District Lancaster County),
                    5.00%, 12/1/26                                         2,351
         3,500,000  Laurens County School District

                    No. 55 Rev., 5.25%, 12/1/30                            3,629
           875,000  Piedmont Municipal Power
                    Agency Rev., 6.75%,
                    1/1/19 (FGIC)                                          1,101
           625,000  Piedmont Municipal Power
                    Agency Rev., 6.75%,

                    1/1/19 (FGIC)(1)                                         800
           375,000  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,

                    6.50%, 1/1/16 (FGIC)                                     447
           485,000  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,

                    6.50%, 1/1/16 (FGIC)(1)                                  591
           140,000  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,

                    6.50%, 1/1/16 (FGIC)(1)                                  170
         3,115,000  Piedmont Municipal Power
                    Agency Rev., Series 2002 A,

                    4.00%, 1/1/07 (FGIC)                                   3,116
         3,035,000  South Carolina Jobs Economic
                    Development Auth. Hospital
                    Facilities Rev., Series 2003 C,
                    (Palmetto Health), 5.00%,
                    8/1/08 (ACA)                                           3,113
         3,195,000  South Carolina Jobs Economic
                    Development Auth. Hospital
                    Facilities Rev., Series 2003 C,
                    (Palmetto Health), 5.50%,
                    8/1/09 (ACA)                                           3,354
         1,095,000  Spartanburg County Health
                    Services District Inc. Hospital Rev.,
                    5.50%, 4/15/16 (FSA)                                   1,185
                                                                 ---------------
                                                                          21,821

                                                                 ---------------
TENNESSEE - 1.6%

         4,460,000  Chattanooga Health Educational
                    & Housing Facility Board Rev.,
                    Series 2005 A, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 5.00%, 10/1/15                           4,577
         1,050,000  Clarksville Water Sewer & Gas
                    Rev., 4.25%, 2/1/07 (FSA)                              1,059
         1,685,000  Clarksville Water Sewer & Gas
                    Rev., 4.85%, 2/1/15 (FSA)                              1,770
         3,185,000  Tennessee GO, Series 2000 A,
                    5.375%, 3/1/10, Prerefunded at

                    100% of Par(1)                                         3,403
                                                                 ---------------
                                                                          10,809

                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
TEXAS - 10.4%

         2,035,000  Cash Special Utility District Rev.,
                    5.25%, 9/1/24 (MBIA)                                   2,215
         1,815,000  Clint Independent School District

                    GO, 6.00%, 2/15/17 (PSF-GTD)                           2,006
         1,500,000  Corpus Christi Independent School
                    District GO, 5.00%,

                    8/15/11 (PSF-GTD)                                      1,535
           500,000  Corpus Christi Independent School
                    District GO, 4.00%,

                    8/15/13 (PSF-GTD)                                        502
         1,000,000  Corpus Christi Utility System Rev.,
                    5.50%, 7/15/07 (FSA)                                   1,028
         1,000,000  Dallas-Fort Worth Regional Airport
                    Rev., Series 1994 A, 5.90%,

                    11/1/08 (MBIA)                                         1,004
         2,035,000  Del Valle Independent School
                    District GO, (School Building),
                    5.00%, 6/15/27 (PSF-GTD)                               2,136
           525,000  Denison Hospital Auth. Rev.,
                    (Texoma Medical Center), 5.90%,
                    8/15/07, Prerefunded at 100% of
                    Par (ACA)(1)                                             535
         1,000,000  Denton Utility System Rev., Series
                    1996 A, 5.95%, 12/1/06,

                    Prerefunded at 100% of Par

                    (MBIA)(1)                                              1,020
         2,000,000  Donna Independent School
                    District GO, 5.00%,
                    2/15/15 (PSF-GTD)                                      2,171
         1,115,000  Edcouch-Elsa Independent School
                    District GO, 5.00%,

                    2/15/14 (PSF-GTD)                                      1,205
           540,000  Garza County Public Facility Corp.
                    Rev., 4.50%, 10/1/06                                     541
           380,000  Garza County Public Facility Corp.
                    Rev., 4.50%, 10/1/07                                     382
           400,000  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/08                                     405
           420,000  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/09                                     426
           585,000  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/10                                     594
           610,000  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/11                                     625
         2,015,000  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/13                                   2,062
         1,115,000  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/14                                   1,161
         1,225,000  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/15                                   1,276
         1,145,000  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/16                                   1,192
         1,165,000  Harris County Housing Finance
                    Corporation Rev., (Las Americas
                    Apartments), 4.90%,
                    3/1/11 (FNMA)                                          1,192
           700,000  Hays Consolidated Independent
                    School District GO, 5.20%,

                    8/15/11 (PSF-GTD)(1)(2)                                  570
         2,300,000  Hays Consolidated Independent
                    School District GO, 5.20%,

                    8/15/11 (PSF-GTD)(1)(2)                                1,874
         1,295,000  Hidalgo County GO, 5.50%,
                    8/15/19 (FGIC)                                         1,415
         1,750,000  Hidalgo County GO, 5.50%,
                    8/15/21 (FGIC)                                         1,905
         1,500,000  Houston Water & Sewer System
                    Rev., Series 1997 C, (Junior Lien),
                    5.375%, 12/1/07, Prerefunded at
                    101% of Par (FGIC)(1)                                  1,564
         1,375,000  Kerrville Health Facilities
                    Development Corp. Rev., (Sid
                    Peterson Memorial Hospital),
                    5.00%, 8/15/11                                         1,421
         1,630,000  Live Oak GO, 5.25%,
                    8/1/22 (MBIA)                                          1,778
         1,000,000  Lubbock Health Facilities
                    Development Corp. Rev., (Lutheran
                    Retirement), 6.00%,
                    3/20/29 (GNMA)                                         1,091
         1,740,000  Montgomery County GO, 5.50%,
                    3/1/24 (Ambac)                                         1,924
           550,000  Pasadena Independent School
                    District GO, Series 2001 A, 6.05%,
                    2/15/16 (PSF-GTD)                                        641
         1,500,000  Pearland Independent School
                    District GO, 6.00%,
                    2/15/09, Prerefunded at 100%

                    of Par (PSF-GTD)(1)                                    1,606
         2,000,000  San Antonio Electric and Gas Rev.,
                    7.10%, 2/1/09 (FGIC)(1)(2)                             1,803
         1,715,000  San Benito Consolidated
                    Independent School District GO,
                    5.00%, 2/15/24 (PSF-GTD)                               1,819

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
         1,800,000  San Benito Consolidated
                    Independent School District GO,
                    5.00%, 2/15/25 (PSF-GTD)                               1,906
         1,915,000  San Felipe-Del Rio Consolidated
                    Independent School District GO,
                    5.00%, 2/15/23                                         2,024
         2,025,000  San Felipe-Del Rio Consolidated
                    Independent School District GO,
                    5.00%, 2/15/24                                         2,136
         1,505,000  Seguin Independent School
                    District GO, 5.25%, 4/1/23

                    (PSF-GTD)                                              1,641

         2,120,000  Southside Independent School
                    District GO, Series 2004 A, 5.25%,
                    8/15/25 (PSF-GTD)                                      2,292
         2,345,000  Texas Municipal Power Agency
                    COP, (Sub-Lien), 4.00%,

                    9/1/09 (FGIC)                                          2,360
         1,230,000  Texas Public Finance Auth.
                    Building Rev., (Technical College),
                    6.25%, 8/1/09 (MBIA)                                   1,294
         1,000,000  Texas Technical University Rev.,
                    5.00%, 8/15/08 (MBIA)                                  1,036
         1,000,000  Travis County Health Facilities

                    Development Corp. Rev., Series
                    1999 A, (Ascension Health
                    Credit), 5.875%, 11/15/09,
                    Prerefunded at

                    101% of Par (Ambac)(1)                                 1,089
         1,000,000  Tyler Health Facilities
                    Development Corp. Rev., (Mother
                    Frances Hospital), 4.50%, 7/1/06                       1,003
         2,000,000  Tyler Health Facilities
                    Development Corp. Rev., (Mother
                    Frances Hospital), 5.00%, 7/1/08                       2,051
         1,265,000  West Oso Independent School
                    District GO, 5.50%,
                    8/15/26 (PSF-GTD)                                      1,383
         4,340,000  Williamson County GO, 5.50%,
                    2/15/11, Prerefunded at 100% of

                    Par (FSA)(1)                                           4,715
                                                                 ---------------
                                                                          69,554

                                                                 ---------------
U.S. VIRGIN ISLANDS - 0.3%

         2,000,000  Virgin Islands Public Finance
                    Auth. Rev., Series 1998 A, (Senior
                    Lien), 5.20%, 10/1/09                                  2,084
                                                                 ---------------
UTAH - 1.6%

         1,000,000  Salt Lake City Hospital Rev.,
                    Series 1988 A, (Intermountain
                    Health Corporation), 8.125%,
                    5/15/15(1)                                             1,207

         1,495,000  Utah County Municipal Building
                    Auth. Lease COP, 5.00%,
                    11/1/09 (Ambac)(1)                                     1,573
         1,820,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%,
                    11/1/11, Prerefunded at 100%
                    of Par (Ambac)(1)                                      1,977
         1,915,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%,
                    11/1/11, Prerefunded at 100%

                    of Par (Ambac)(1)                                      2,080
         1,000,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.50%,
                    11/1/11, Prerefunded at 100%

                    of Par (Ambac)(1)                                      1,099
         1,130,000  West Valley City Municipal
                    Building Auth. COP, Series 2002 A,
                    5.00%, 8/1/10 (Ambac)                                  1,195
         1,305,000  West Valley City Utility Sales Tax
                    Rev., Series 2001 A, 5.50%,
                    7/15/16 (MBIA)                                         1,423
                                                                 ---------------
                                                                          10,554

                                                                 ---------------
VIRGINIA - 1.1%

         3,650,000  Commonwealth of Virginia GO,
                    5.00%, 6/1/11, Prerefunded at
                    100% of Par(1)                                         3,908
         1,500,000  Fairfax County COP,
                    5.30%, 4/15/23                                         1,614

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
         1,000,000  Hampton Industrial Development
                    Auth. Rev., Series 1994 A,
                    (Sentara General Hospital),
                    6.50%, 11/1/06, Prerefunded at
                    100% of Par(1)                                         1,021
         1,115,000  Pittsylvania County GO, Series
                    2001 B, 5.75%, 3/1/18 (MBIA)                           1,241
                                                                 ---------------
                                                                           7,784

                                                                 ---------------
WASHINGTON - 6.5%

         1,000,000  Benton County Public Utility
                    District No. 1 Rev., Series 2001 A,
                    5.625%, 11/1/19 (FSA)                                  1,093
         5,000,000  City of Tacoma Rev., Series 2001
                    A, 5.625%, 1/1/11, Prerefunded

                    at 101% of Par (FSA)(1)                                5,501
         1,000,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    12/1/18 (FSA)                                          1,108
           500,000  Energy Northwest Rev., 5.00%,
                    7/1/10 (MBIA)                                            528
         1,750,000  Energy Northwest Rev., 4.75%,
                    7/1/20 (MBIA)                                          1,821
         3,500,000  Energy Northwest Rev., Series
                    2002 A, (Columbia Generating),
                    5.75%, 7/1/18 (MBIA)                                   3,882
        10,000,000  Energy Northwest Rev., Series
                    2002 B, (Columbia Generating),
                    6.00%, 7/1/18 (Ambac)(3)                              11,255
         2,000,000  King County GO, Series 1997 D,
                    5.75%, 12/1/07, Prerefunded at

                    102% of Par(1)                                         2,118
         1,555,000  King County Lake Washington
                    School District No. 414 GO,
                    5.75%, 12/1/15                                         1,743
         1,260,000  Mason County Shelton School
                    District No. 309 GO, 5.625%,

                    12/1/17 (FGIC)                                         1,379
         1,000,000  Metropolitan Park District of

                    Tacoma GO, 6.00%,

                    12/1/11, Prerefunded at 100%
                    of Par (Ambac)(1)                                      1,125
         1,120,000  Metropolitan Park District of
                    Tacoma GO, 6.00%,

                    12/1/11, Prerefunded at 100%
                    of Par (Ambac)(1)                                      1,260
         1,720,000  University of Washington Rev.,
                    (Student Facilities Fee), 5.875%,
                    6/1/10, Prerefunded at 101%
                    of Par (FSA)(1)                                        1,894
         1,000,000  Washington GO, Series 1990 A,
                    6.75%, 2/1/15                                          1,170
         1,000,000  Washington Public Power Supply
                    System Rev., Series 1996 A,
                    (Nuclear Project No. 1), 5.75%,
                    7/1/12 (MBIA)                                          1,027
         4,570,000  Washington Public Power Supply
                    System Rev., Series 1998 A,
                    (Nuclear Project No. 2), 5.00%,
                    7/1/12 (FSA)                                           4,796
         1,500,000  Whitman County Pullman School
                    District No. 267 GO, 5.625%,

                    12/1/16 (FSA)                                          1,657
                                                                 ---------------
                                                                          43,357

                                                                 ---------------
WISCONSIN - 1.3%

         1,180,000  Winneconne Community School
                    District GO, 6.75%, 4/1/06,
                    Prerefunded at 100% of Par

                    (FGIC)(1)                                              1,184
         1,990,000  Wisconsin Clean Water Rev.,
                    6.875%, 6/1/11                                         2,234
         2,590,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Aurora
                    Medical Group), 6.00%,
                    11/15/10 (FSA)                                         2,845
           500,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern),
                    5.50%, 6/1/24                                            526
           750,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern),
                    5.75%, 6/1/34                                            796

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
         1,225,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Wheaton
                    Franciscan Services),
                    4.00%, 8/15/06                                         1,228
                                                                 ---------------
                                                                           8,813

                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                               641,748
(Cost $624,958)                                                  ---------------

SHORT-TERM MUNICIPAL SECURITIES - 3.8%
ALABAMA - 1.3%

         8,900,000  Birmingham Baptist Medical
                    Centers Special Care Facilities
                    Financing Auth. Rev., Series 2000
                    C, (Baptist Health System), VRDN,
                    4.35%, 7/1/06, Prerefunded at
                    100% of Par(1)                                         8,926
                                                                 ---------------
ARIZONA - 0.2%

         1,125,000  Pima County Industrial
                    Development Auth. Rev., (Tucson
                    Electric), VRDN, 3.22%, 3/1/06
                    (LOC: Bank of New York)                                1,125
                                                                 ---------------
COLORADO - 0.5%

         3,100,000  Colorado Springs School District
                    No. 11 Facilities Corp. COP,
                    VRDN, 3.20%, 3/2/06 (FSA)                              3,100
                                                                 ---------------
FLORIDA - 0.4%

         2,840,000  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 3.10%, 3/1/06 (RADIAN)
                    (SBBPA: SunTrust Bank)                                 2,840
                                                                 ---------------
GEORGIA - 0.9%

         6,415,000  City of Atlanta Rev., Series 2002
                    C, VRDN, 2.97%, 3/1/06 (FSA)                           6,415
                                                                 ---------------
MICHIGAN - 0.5%

         3,200,000  Michigan State University Rev.,
                    Series 2002 A, VRDN, 2.97%,
                    3/1/06 (SBBPA: Depfa Bank plc)                         3,200
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                     25,606
(Cost $25,580)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                      667,354
                                                                 ---------------
(Cost $650,538)

OTHER ASSETS AND LIABILITIES - 0.3%                                        1,835
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      669,189
                                                                 ===============

FUTURES CONTRACTS*
                                 Expiration     Underlying Face      Unrealized
Contracts Purchased              Date           Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
60 U.S. Treasury 10-Year Notes   June 2006      $6,474               $19
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
Ambac = Ambac Assurance Corporation

CIFG = CDC IXIS Financial Guaranty North America
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
PSF-GTD = Permanent School Fund - Guaranteed
Q-SBLF = Qualified State Bond Loan Fund
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3) Security, or a portion thereof, has been segregated for a futures contract and/or when-issued security.

(4) When-issued security.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2006, was $59,961
    (in thousands), which represented 9.0% of total net assets.

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 650,538
                                                                 ===============
Gross tax appreciation of investments                                 $  17,405
Gross tax depreciation of investments                                      (589)
                                                                 ---------------
Net tax appreciation of investments                                   $  16,816
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE MONEY MARKET FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 98.9%
ALABAMA - 2.4%

        $1,500,000  Birmingham Public Park &
                    Recreation Board Rev., (Children's
                    Zoo), VRDN, 3.30%, 3/2/06
                    (LOC: AmSouth Bank)                            $       1,500
         2,500,000  Birmingham Special Care
                    Facilities Financing Auth. Rev.,
                    (United Cerebral Palsy Project),
                    VRDN, 3.30%, 3/2/06

                    (LOC: AmSouth Bank)                                    2,500
           800,000  Mobile Industrial Development
                    Board Rev., (Holnam Inc.), VRDN,
                    3.32%, 3/1/06

                    (LOC: Bayerische Landesbank)                             800
         2,115,000  Tuscaloosa Health Care Auth. Rev.,
                    (Pine Valley), VRDN, 3.30%,
                    3/2/06 (LOC: AmSouth Bank)                             2,115
                                                                 ---------------
                                                                           6,915

                                                                 ---------------
ARIZONA - 2.4%

         6,750,000  Maricopa County Industrial
                    Development Auth. Rev., (Michael
                    Pylman Dairies), VRDN, 3.44%,
                    3/2/06 (LOC: Wells Fargo Bank
                    N.A)                                                   6,750

                                                                 ---------------
CALIFORNIA - 3.3%

         1,415,000  Alameda County Industrial
                    Development Auth. Rev., (Design
                    Workshops), VRDN, 3.50%, 3/2/06
                    (LOC: Wells Fargo Bank N.A.)                           1,415
         1,087,364  California Economic Development
                    Financing Auth. Rev., (Wesflex
                    Pipe Manufacturing), VRDN,
                    3.50%, 3/2/06 (LOC: Wells Fargo
                    Bank N.A.)                                             1,087
         7,000,000  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN,
                    3.66%, 3/2/06

                    (LOC: Lloyds Bank plc)                                 7,000
                                                                 ---------------
                                                                           9,502

                                                                 ---------------
COLORADO - 3.9%

         3,095,000  Arvada Water Enterprise Rev.,
                    VRDN, 3.20%, 3/1/06 (FSA)
                    (SBBPA: Dexia Credit Local)                            3,095
         2,200,000  Colorado Health Facilities Auth.
                    Rev., (Boulder Community
                    Hospital), VRDN, 3.35%, 3/1/06
                    (LOC: Bank One Colorado N.A.)                          2,200
         5,800,000  Colorado Housing & Finance Auth.
                    Rev., (Kroger Co.), VRDN,
                    3.28%, 3/2/06

                    (LOC: U.S. Bank Trust N.A.)                            5,800
                                                                 ---------------
                                                                          11,095

                                                                 ---------------
FLORIDA - 5.5%

         1,550,000  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 3.10%, 3/1/06 (RADIAN)
                    (SBBPA: SunTrust Bank)                                 1,550
         3,000,000  City of Leesburg Rev., (The
                    Villages Regional Hospital), VRDN,
                    3.24%, 3/2/06 (RADIAN)

                    (SBBPA: Bank of Nova Scotia)                           3,000
         4,930,000  Florida Housing Finance Agency
                    Rev., VRDN, 3.31%, 3/2/06
                    (SBBPA: Merrill Lynch Capital
                    Services) (Acquired
                    2/6/04-4/19/04, Cost $4,930)(1)                        4,930
         4,300,000  Miami-Dade County Industrial
                    Development Auth. Rev., (Palmer
                    Trinity Private College), VRDN,
                    3.27%, 3/2/06 (LOC: Keybank
                    N.A.)                                                  4,300
         1,110,000  Palm Beach County Rev.,
                    (Zoological Society Inc.), VRDN,
                    3.24%, 3/2/06 (LOC: Northern
                    Trust Co.)                                             1,110

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
           800,000  Seminole County Industrial
                    Development Auth. Rev., VRDN,
                    3.38%, 3/2/06 (LOC: Bank of
                    America N.A.)                                            800
                                                                 ---------------
                                                                          15,690

                                                                 ---------------
GEORGIA - 2.8%

         5,495,000  Fulton County Development Auth.
                    Rev., (Automatic Data Processing),
                    VRDN, 3.26%, 3/15/06                                   5,495
         2,600,000  Savannah Economic Development
                    Auth. Rev., Series 2002 A,
                    (Westside Urban Health Center),
                    VRDN, 3.24%, 3/1/06 (LOC:
                    SunTrust Bank)                                         2,600
                                                                 ---------------
                                                                           8,095

                                                                 ---------------
HAWAII - 1.7%

         3,000,000  Hawaii Pacific Health Rev., Series
                    2004 B, (Department Budget &
                    Finance), VRDN, 3.30%, 3/1/06
                    (RADIAN) (SBBPA: Bank of Nova
                    Scotia)                                                3,000
         2,000,000  Hawaii Pacific Health Rev., Series
                    2004 B2, (Department Budget &
                    Finance), VRDN, 3.30%, 3/1/06
                    (RADIAN) (SBBPA: Bank of Nova
                    Scotia)                                                2,000

                                                                 ---------------
                                                                           5,000

                                                                 ---------------
IDAHO - 1.0%

         3,000,000  Lincoln County Industrial
                    Development Corp. Rev., (Double
                    A Dairy), VRDN, 3.44%, 3/2/06
                    (LOC: Bank of America N.A.)                            3,000
                                                                 ---------------
ILLINOIS - 0.8%

         2,400,000  Illinois Finance Auth. Rev.,
                    (Institutional Gas Technology),
                    VRDN, 3.28%, 3/2/06 (LOC:
                    Harris Trust & Savings Bank)                           2,400
                                                                 ---------------
INDIANA - 9.0%

         2,800,000  Jasper County Industrial
                    Development Rev., (Newberry
                    Farms LLC), VRDN, 3.44%,
                    3/2/06 (LOC: Bank of the West)                         2,800
         5,740,000  La Porte Industrial Development
                    Rev., (KKO Realty), VRDN, 3.44%,
                    3/2/06 (LOC: Bank of New York)                         5,740
         1,565,000  Morgan County Rev., Series 2002
                    A, (Morgan Hospital & Medical
                    Center), VRDN, 3.31%, 3/2/06
                    (LOC: Fifth Third Bank)                                1,565
        11,815,000  Morgan County Rev., Series 2002
                    B, (Morgan Hospital & Medical
                    Center), VRDN, 3.26%, 3/2/06
                    (LOC: Fifth Third Bank)                               11,815
         3,625,000  Vincennes Economic Development
                    Rev., (Grandview Care Inc.),
                    VRDN, 3.43%, 3/2/06

                    (LOC: Bank One N.A.)                                   3,625
                                                                 ---------------
                                                                          25,545

                                                                 ---------------
KENTUCKY - 2.5%

         5,000,000  Kentucky Asset Liability
                    Commission Tax and Rev.
                    Anticipation Notes, Series 2005 A,
                    4.00%, 6/28/06                                         5,021
         1,000,000  Murray Industrial Building Rev.,
                    (Kroger Co.), VRDN, 3.28%,
                    3/2/06 (LOC: U.S. Bank N.A.)                           1,000

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
         1,000,000  Winchester Industrial Building
                    Rev., (Kroger Co.), VRDN, 3.28%,
                    3/2/06 (LOC: U.S. Bank N.A.)                           1,000
                                                                 ---------------
                                                                           7,021

                                                                 ---------------
LOUISIANA - 2.4%

         4,000,000  Louisiana Local Government

                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (New Orleans Sacred Heart),
                    VRDN, 3.24%, 3/1/06

                    (LOC: SunTrust Bank)                                   4,000
         2,800,000  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Trinity Episcopal School),
                    VRDN, 3.29%, 3/1/06

                    (LOC: SunTrust Bank)                                   2,800
                                                                 ---------------
                                                                           6,800

                                                                 ---------------
MARYLAND - 0.4%

         1,000,000  Maryland Economic Development
                    Corp. Rev., Series 2002 B,
                    (Federation of American
                    Societies), VRDN, 3.29%, 3/1/06
                    (LOC: SunTrust Bank)                                   1,000
                                                                 ---------------
MASSACHUSSETTS - 3.2%

         5,000,000  Massachusetts Development
                    Finance Agency Rev., (Wentworth
                    Technology Institute), VRDN,
                    3.27%, 3/2/06 (RADIAN) (SBBPA:
                    Bank of New York)                                      5,000
         4,000,000  Massachusetts Development
                    Finance Agency Rev., Series 2005
                    A, (Suffolk University), VRDN,
                    3.24%, 3/1/06 (Assured
                    Guarantee) (SBBPA: Citizens
                    Bank of Massachusetts)                                 4,000
                                                                 ---------------
                                                                           9,000

                                                                 ---------------
MICHIGAN - 0.9%

           625,000  Detroit Rev., Series 2003 B, VRDN,
                    2.97%, 3/1/06 (FSA) (SBBPA:
                    Dexia Credit Local)                                      625
         2,025,000  Michigan State University Rev.,
                    Series 2002 A, VRDN, 2.97%,
                    3/1/06 (SBBPA: Depfa Bank plc)                         2,025
                                                                 ---------------
                                                                           2,650

                                                                 ---------------
MINNESOTA - 4.7%

         6,940,000  Dakota County Community

                    Development Agency Rev.,
                    (Catholic Finance Corp.), VRDN,
                    3.35%, 3/1/06

                    (LOC: U.S. Bank N.A.)                                  6,940
         6,500,000  East Grand Forks Rev., (American
                    Crystal Sugar Co.), VRDN,
                    3.44%, 3/2/06

                    (LOC: Wachovia Bank N.A.)                              6,500
                                                                 ---------------
                                                                          13,440

                                                                 ---------------
MISSISSIPPI - 1.5%

         1,750,000  De Soto County School District

                    GO, 3.50%, 5/1/06 (FGIC)                               1,752
         2,570,000  Mississippi Business Finance
                    Corp. Rev., Series 2004 B, VRDN,
                    3.30%, 3/2/06

                    (LOC: Wells Fargo Bank N.A.)                           2,570
                                                                 ---------------
                                                                           4,322

                                                                 ---------------
MISSOURI - 6.6%

         6,700,000  Jackson County Industrial
                    Development Auth. Rev., (Linda
                    Hall Library), VRDN, 3.31%,
                    3/2/06 (LOC: Commerce
                    Bank N.A.)                                             6,700

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
         2,560,000  Kansas City Industrial
                    Development Auth. Rev., (Plaza
                    Manor Nursing), VRDN, 3.33%,
                    3/2/06 (LOC: Comerica Bank)                            2,560
         9,400,000  Missouri State Health &
                    Educational Facilities Auth. COP,
                    (Pembroke Hill School), VRDN,
                    3.31%, 3/2/06 (LOC: Commerce
                    Bank N.A.)                                             9,400
                                                                 ---------------
                                                                          18,660

                                                                 ---------------
NEVADA - 1.3%

         3,600,000  Clark County Economic

                    Development Rev., (Lutheran
                    Secondary School Association),
                    VRDN, 3.39%, 3/2/06

                    (LOC: Allied Irish Bank plc)                           3,600
                                                                 ---------------
NEW HAMPSHIRE - 0.5%
         1,390,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 B, (South New
                    Hampshire Medical Center),
                    VRDN, 3.24%, 3/2/06 (RADIAN)
                    (SBBPA: Fleet National Bank)                           1,390
                                                                 ---------------
NORTH CAROLINA - 4.7%
         1,480,000  North Carolina Medical Care
                    Commission Retirement Facilities
                    Rev., (Aldersgate), VRDN, 3.30%,
                    3/1/06 (LOC: Branch Banking &
                    Trust)                                                 1,480
        11,900,000  North Carolina Medical Care
                    Commission Retirement Facilities
                    Rev., Series 2001 C, (Village at
                    Brookwood), VRDN, 3.30%,
                    3/1/06 (LOC: Branch
                    Banking & Trust)                                      11,900
                                                                 ---------------
                                                                          13,380

                                                                 ---------------
OHIO - 0.6%

         1,750,000  Trumbull County Rev., (Shepherd
                    Valley), VRDN, 3.05%, 3/1/06
                    (RADIAN) (SBBPA: Fleet
                    National Bank)                                         1,750
                                                                 ---------------
OREGON - 4.6%

        13,100,000  Port of Portland Public Grain
                    Elevator Rev., (Columbia
                    Grain Inc.), VRDN, 3.40%, 3/2/06
                    (LOC: Wachovia Bank N.A.)                             13,100
                                                                 ---------------
SOUTH CAROLINA - 2.9%
         8,150,000  South Carolina Jobs Economic

                    Development Auth Rev.,
                    (Greenville Technical College),
                    VRDN, 3.28%, 3/2/06

                    (LOC: SunTrust Bank)                                   8,150
                                                                 ---------------
TENNESSEE - 6.7%

         7,880,000  Bradley County Industrial
                    Development Board Rev.,
                    (Kroger Co.), VRDN, 3.28%,
                    3/2/06 (LOC: U.S. Bank N.A.)                           7,880
           700,000  Cookeville Industrial Development
                    Board Rev., Series 2001 A,
                    (Advocacy & Resources Project),
                    VRDN, 3.30%, 3/2/06 (LOC:
                    AmSouth Bank)                                            700
         2,300,000  Knox County Industrial
                    Development Board Rev., (Kroger
                    Co.), VRDN, 3.28%, 3/2/06
                    (LOC: U.S. Bank Trust N.A.)                            2,300
         8,200,000  Shelby County Health Educational
                    & Housing Facilities Board Rev.,
                    (Kings Daughter & Sons), VRDN,
                    3.30%, 3/2/06 (LOC: AmSouth
                    Bank)                                                  8,200

                                                                 ---------------
                                                                          19,080

                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT               ($ IN THOUSANDS)                       VALUE
--------------------------------------------------------------------------------
TEXAS - 15.5%

        10,000,000  Crawford Education Facilities
                    Corp. Rev., (University Package
                    System A), VRDN, 3.27%, 3/2/06
                    (LOC: BNP Paribas)                                    10,000
         5,500,000  Gulf Coast Industrial Development
                    Auth. Rev., (Petrounited Term
                    Inc.), VRDN, 3.27%, 3/2/06

                    (LOC: BNP Paribas)                                     5,500
         3,000,000  Hale County Industrial
                    Development Corp. Rev.,
                    (Struikmans), VRDN, 3.44%,
                    3/2/06 (LOC: Bank of the West)                         3,000
         4,000,000  Hale County Industrial
                    Development Corp. Rev., (White
                    River Ranch), VRDN, 3.44%,
                    3/2/06 (LOC: Wells Fargo
                    Bank N.A.)                                             4,000
         2,470,000  Lubbock Health Facilities
                    Development Corp. Rev.,
                    (Saint Joseph Health System),
                    5.00%, 7/1/06 (FSA)                                    2,488
         5,500,000  Muleshoe Economic Development
                    Corp. Rev., (John Lyle & Grace
                    Ajean), VRDN, 3.44%, 3/2/06
                    (LOC: Wells Fargo Bank N.A.)                           5,500
         3,645,000  San Antonio Education Facilities
                    Corp. Rev., Series 2004 A, (Phase
                    1 Dormitory), VRDN, 3.32%,
                    3/2/06 (LOC: Allied Irish

                    Bank plc)                                              3,645
        10,000,000  Texas Tax & Rev. Anticipation
                    Notes, 4.50%, 8/31/06                                 10,073
                                                                 ---------------
                                                                          44,206

                                                                 ---------------
VERMONT - 1.8%

         2,190,000  Vermont Educational & Health
                    Buildings Financing Agency Rev.,
                    Series 2004 B, (Landmark
                    College), VRDN, 3.30%, 3/2/06
                    (RADIAN) (LOC: SunTrust Bank)                          2,190
         2,865,000  Vermont Student Assistance Corp.
                    Rev., VRDN, 3.15%, 3/1/06
                    (Guaranteed Student Loans)
                    (LOC: State Street Bank & Trust
                    Co.)                                                   2,865

                                                                 ---------------
                                                                           5,055

                                                                 ---------------
VIRGINIA - 3.2%

         2,400,000  Bristol Industrial Development
                    Auth. Rev., (Bristol Health Care
                    Center Inc.), VRDN, 3.30%,
                    3/1/06 (LOC: Regions Bank)                             2,400
         6,600,000  Suffolk Industrial Development
                    Auth. Rev., (Lake Prince Center),
                    VRDN, 3.35%, 3/1/06

                    (LOC: Branch Banking & Trust)                          6,600
                                                                 ---------------
                                                                           9,000

                                                                 ---------------
WEST VIRGINIA - 1.4%
         4,000,000  West Virginia Economic
                    Development Auth. Rev., (Collins
                    Hardwood Co.), VRDN, 3.44%,
                    3/2/06 (LOC: Bank of
                    America N.A.)                                          4,000
                                                                 ---------------
WISCONSIN - 0.7%

         2,125,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series 2006
                    A, (Marshfield Clinic), VRDN,
                    3.27%, 3/2/06 (SBBPA: Merrill
                    Lynch Capital Services)                                2,125
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 98.9%                                      281,721
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 1.1%                                        3,076
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     284,797
                                                                 ===============

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2006 was $4,930 (in thousands), which represented 1.7% of total net assets.

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                               ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                        $ 281,721
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

QUARTERLY PORTFOLIO HOLDINGS
ARIZONA MUNICIPAL BOND FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 97.9%
ARIZONA - 88.5%

        $1,000,000  Arizona Health Facilities Auth.
                    Rev., (Blood Systems
                    Incorporated), 5.00%, 4/1/21                   $   1,036,650
         1,750,000  Arizona School Facilities Board
                    Rev., (State School Improvement),
                    5.50%, 7/1/11, Prerefunded at
                    100% of Par(1)                                     1,913,293
         1,000,000  Arizona Student Loan Acquisition
                    Auth. Rev., Series 1999 A1,
                    (Guaranteed Student Loans),

                    5.65%, 5/1/14                                      1,065,260
         1,880,000  Arizona Tourism & Sports Auth.
                    Tax Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/13                         1,960,201
         1,000,000  Arizona Transportation Board Rev.,
                    5.25%, 7/1/13                                      1,078,980
         1,000,000  Arizona Transportation Board Rev.,
                    Series 2005 B, 5.00%, 7/1/12                       1,077,820
         1,910,000  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%, 7/1/11
                    (MBIA)(2)                                          1,997,038

         1,000,000  Gilbert Water Resource Municipal
                    Property Corp. Rev., (Development
                    Fee & Sub-Lien), 4.90%, 4/1/19                     1,008,300
           460,000  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University), 5.375%,
                    5/15/08, Prerefunded at 101% of

                    Par(1)                                               483,262

           540,000  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University),
                    5.375%, 5/15/28                                      556,378
           500,000  Glendale Industrial Development
                    Auth. Rev., Series 2001 A,
                    (Midwestern University),
                    5.75%, 5/15/21                                       541,285
         1,125,000  Greater Arizona Development
                    Auth. Rev., Series 2004 A, 4.25%,
                    8/1/10                                             1,150,616
         1,740,000  Greater Arizona Development
                    Auth. Rev., Series 2005 A, 5.00%,
                    8/1/23 (MBIA)                                      1,856,441
         1,040,000  Maricopa County Kyrene
                    Elementary School District No. 28
                    GO, Series 2001 B, 4.30%,
                    7/1/07 (MBIA)(3)                                     994,001
         1,615,000  Maricopa County Litchfield
                    Elementary School District No. 79
                    GO, Series 2000 A, (Projects of
                    1998), 4.55%, 7/1/07 (FSA)                         1,639,403
         1,000,000  Maricopa County Peoria Unified
                    School District No. 11 GO, (School
                    Improvement), 5.00%,
                    7/1/24 (MBIA)                                      1,073,880
         1,000,000  Maricopa County Phoenix
                    Elementary School District No. 1
                    GO, 5.50%, 7/1/07, Prerefunded
                    at 101% of Par (MBIA)(1)                           1,037,290
         1,445,000  Maricopa County Phoenix Union
                    High School District No. 210 GO,
                    4.75%, 7/1/11 (FSA)                                1,528,275
         1,000,000  Maricopa County Rev., (Sun
                    Health Corp.), 5.00%, 4/1/10                       1,036,520
         1,955,000  Maricopa County Saddle Mountain
                    Unified School District No. 90
                    GO, Series 2003 A, 5.00%, 7/1/10                   2,034,079
         1,000,000  Maricopa County Scottsdale
                    Elementary School District No. 48
                    GO, 6.60%, 7/1/12                                  1,165,290
         1,265,000  Mohave County Community
                    College District COP, 5.75%,

                    3/1/14 (Ambac)                                     1,366,605
         1,150,000  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%, 3/1/20
                    (MBIA)                                             1,252,247
         1,000,000  Phoenix Civic Improvement Corp.
                    Rev., (Junior Lien), 5.00%,
                    7/1/21 (MBIA)                                      1,076,050
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior Lien),
                    6.50%, 7/1/06                                      1,010,470
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior Lien),
                    6.25%, 7/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                              1,117,350
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior Lien),
                    5.50%, 7/1/19 (FGIC)                               1,094,660
         1,070,000  Phoenix GO, Series 1995 A,
                    6.25%, 7/1/17                                      1,302,479

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,000,000  Phoenix GO, Series 1995 B,
                    5.25%, 7/1/06, Prerefunded at
                    102% of Par(1)                                     1,026,360
           285,000  Phoenix Industrial Development
                    Auth. Single Family Mortgage
                    Rev., Series 1998 A, 6.60%,

                    12/1/29 (GNMA/FNMA/FHLMC)                            286,864
         1,710,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%, 7/1/18

                    (Ambac)                                            1,931,650
         1,800,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%, 7/1/19

                    (Ambac)                                            2,041,757
         1,125,000  Pima County Unified School
                    District No. 6 Marana GO, 5.50%,
                    7/1/15 (FGIC)                                      1,220,018
           820,000  Pinal County COP, 4.75%,
                    6/1/13 (Ambac)                                       863,452
         1,000,000  Pinal County COP, 5.00%, 12/1/26                   1,039,100
         1,100,000  Pinal County Unified School
                    District No. 43 Apache Junction
                    GO, Series 2005 A, (School
                    Improvement), 5.00%,
                    7/1/23 (MBIA)                                      1,173,051
         1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                    Prerefunded at 100% of Par(1)                      1,738,848
         1,000,000  Sedona COP, 5.75%, 7/1/09,
                    Prerefunded at 101% of Par(1)                      1,078,740
         1,645,000  University of Arizona COP,
                    Series 2002 A, 5.50%,
                    6/1/17 (Ambac)                                     1,795,062
           500,000  University of Arizona COP,
                    Series 2005 B, 5.00%,
                    6/1/24 (Ambac)                                       529,800
         1,725,000  University of Arizona COP,
                    Series 2005 D, 5.00%,
                    6/1/12 (Ambac)                                     1,847,165
                                                                 ---------------
                                                                      51,025,990

                                                                 ---------------
PUERTO RICO - 9.4%
         2,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.50%,
                    4/7/06 (Acquired 1/24/06,
                    Cost $2,000,000)(4)                                1,999,300
         2,420,000  Government Development Bank
                    of Puerto Rico Rev., 3.85%,
                    10/5/06 (Acquired 1/20/06,
                    Cost $2,420,000)(4)                                2,417,798
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.87%,
                    10/6/06 (Acquired 1/24/06,
                    Cost $1,000,000)(4)                                  999,190
                                                                 ---------------
                                                                       5,416,288

                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            56,442,278
(Cost $54,368,483)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 1.1%
ARIZONA - 1.1%

           400,000  Coconino County Pollution Control
                    Corp. Rev., (Arizona Public
                    Service Co.), VRDN, 3.05%,
                    3/1/06 (LOC: KBC Bank N.V.)                          400,000
           265,000  Pima County Industrial

                    Development Auth. Lease Rev.,
                    VRDN, 3.30%, 3/2/06

                    (SBBPA: Societe Generale)                            265,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                    665,000
(Cost $665,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 99.0%                                   57,107,278
                                                                 ---------------
(Cost $55,033,483)

OTHER ASSETS AND LIABILITIES - 1.0%                                      565,209
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  57,672,487
                                                                 ===============

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS*
Notional                                                            Unrealized
Amount       Description of Agreement             Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
$1,500,000   Receive semiannually a variable      April 2016        $(16,365)
             rate based on the weekly Bond                         =============
             Market Association Index and pay
             semiannually a fixed rate equal to
             3.913% with Morgan Stanley Capital
             Services, Inc.

* SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security, or a portion thereof, has been segregated for a swap agreement and/or forward commitment.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2006 was
    $5,416,288, which represented 9.4% of total net assets.

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 55,033,483
                                                                 ===============
Gross tax appreciation of investments                              $  2,132,814
Gross tax depreciation of investments                                   (59,019)
                                                                 ---------------
Net tax appreciation of investments                                $  2,073,795
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

QUARTERLY PORTFOLIO HOLDINGS
FLORIDA MUNICIPAL BOND FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 97.9%
FLORIDA - 93.6%

        $1,110,000  Broward County Airport Systems
                    Rev., (Passenger Facility),
                    (Conventional Lien H-1), 5.25%,
                    10/1/12 (Ambac)                                $   1,155,621
           400,000  Broward County Educational
                    Facilities Auth. Rev., Series 2004
                    B, (Nova Southeastern),
                    5.00%, 4/1/14                                        418,532
           500,000  Broward County Educational
                    Facilities Auth. Rev., Series 2004
                    B, (Nova Southeastern),
                    5.50%, 4/1/15                                        537,790
           525,000  Broward County Educational
                    Facilities Auth. Rev., Series 2004
                    B, (Nova Southeastern),
                    5.50%, 4/1/16                                        562,459
           500,000  Broward County School Board
                    COP, Series 2002 B, 5.375%,
                    7/1/11, Prerefunded at 100% of

                    Par (FSA)(1)                                         543,895
         1,000,000  Callaway/Bay County Wastewater
                    System Rev., 5.00%, 9/1/23
                    (MBIA)                                             1,062,250
         1,475,000  Collier County School Board COP,
                    5.50%, 2/15/12 (FSA)                               1,615,907
           750,000  Covington Park Community
                    Development District Special
                    Assessment, (Capital

                    Improvement), 5.00%, 5/1/21                          764,040
         1,150,000  Duval County School Board COP,
                    5.75%, 7/1/16 (FSA)                                1,227,694
         1,010,000  Emerald Coast Utilities System

                    Auth. Rev., 5.00%, 1/1/25 (FGIC)                   1,067,954
            90,000  Escambia County Housing Finance
                    Auth. Single Family Mortgage
                    Rev., Series 1998 A, (Multi-County
                    Program), 4.80%, 4/1/06

                    (GNMA/FNMA)                                           90,094

           130,000  Escambia County Housing Finance

                    Auth. Single Family Mortgage
                    Rev., Series 1998 A, (Multi-County

                    Program), 4.85%,
                    4/1/07 (GNMA/FNMA)                                   131,635
         2,320,000  Florida Division of Bond Finance

                    GO, Series 1998 B,
                    (Environmental Protection -
                    Preservation), 5.25%,
                    7/1/10 (FSA)(2)                                    2,433,154
           225,000  Florida Housing Finance Corp.
                    Rev., Series 1999-2, (Homeowner
                    Mortgage), 4.60%, 1/1/21(FSA)                        225,482
         1,000,000  Florida Municipal Loan Council
                    GO, Series 2002 C, 5.25%,
                    11/1/21 (MBIA)                                     1,082,900
           350,000  Gainesville Utilities System Rev.,
                    Series 1996 A, 5.75%, 10/1/09                        376,166
           675,000  Greater Orlando Aviation Auth.
                    Rev., Series 1999 A, 5.25%,
                    10/1/09 (FGIC)                                       709,749
           610,000  Hollywood Community
                    Redevelopment Agency Rev.,

                    (Beach), 4.00%, 3/1/06                               610,006
           635,000  Hollywood Community
                    Redevelopment Agency Rev.,
                    (Beach), 4.50%, 3/1/07                               639,185
           690,000  Hollywood Community
                    Redevelopment Agency Rev.,
                    (Beach), 5.00%, 3/1/08                               703,759
         1,235,000  Indian River County Rev.,
                    (Spring Training Facility), 5.25%,
                    4/1/15 (FGIC)                                      1,336,468
         1,565,000  Indian Trace Development District
                    Rev., (Water Management
                    Special Benefit), 5.00%,
                    5/1/24 (MBIA)                                      1,682,172
           330,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 3.65%,

                    5/1/09 (MBIA)                                        330,792
           350,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 3.85%,

                    5/1/10 (MBIA)                                        353,283
           625,000  Julington Creek Plantation
                    Community Development District
                    Assessment Rev., 4.00%,

                    5/1/11 (MBIA)                                        635,056
           850,000  Lee County Industrial
                    Development Health Care
                    Facilities Auth. Rev., Series 1999
                    A, (Shell Point Village),
                    5.50%, 11/15/09                                      881,068
         1,000,000  Manatee County School District

                    Rev., 5.00%, 10/1/13 (Ambac)                       1,083,600

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,325,000  Martin County Health Facilities
                    Auth. Rev., Series 2002 A, (Martin
                    Memorial Medical Center),
                    4.25%, 11/15/07                                    1,327,822
         1,000,000  Miami Beach Stormwater Rev.,
                    5.75%, 9/1/17 (FGIC)                               1,096,020
         1,910,000  Miami Beach Water & Sewer

                    Rev., 5.625%, 9/1/16 (Ambac)                       2,087,401
           650,000  Miami Parking Facilities Rev.,
                    5.25%, 10/1/15 (MBIA)                                717,717
         1,000,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/11, Prerefunded at 100%
                    of Par (FSA)(1)                                    1,096,750
         1,000,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/11, Prerefunded at 100%
                    of Par (FSA)(1)                                    1,096,750
         1,875,000  Orange County School Board COP,
                    Series 2002 A, 5.50%,
                    8/1/19 (MBIA)                                      2,050,106
           450,000  Orlando and Orange County
                    Expressway Auth. Rev., 6.50%,
                    7/1/11 (FGIC)                                        512,523
         1,000,000  Palm Beach County Airport
                    Systems Rev., 5.75%,

                    10/1/14 (MBIA)                                     1,135,090
         1,000,000  Palm Beach County School Board
                    COP, Series 2002 A, 5.375%,
                    8/1/12, Prerefunded at 100%

                    of Par (FSA)(1)                                    1,099,900
         2,000,000  Pasco County Solid Waste
                    Disposal & Resource Recovery
                    System Rev., 6.00%,

                    4/1/10 (Ambac)                                     2,145,999
           305,000  Pensacola Airport Rev., Series
                    1997 B, 5.40%, 10/1/07 (MBIA)                        311,036
           300,000  Plantation Health Facilities Auth.
                    Rev., (Covenant Village of Florida
                    Inc.), 4.70%, 12/1/07                                303,615
         1,015,000  St. Lucie County Public
                    Improvement COP, Series 2000 A,
                    (800 MHZ Radio System),
                    5.50%, 4/1/10 (MBIA)(1)                            1,091,531
         1,000,000  Sumter County School Board COP,
                    5.50%, 1/1/21 (MBIA)                               1,092,590
         1,000,000  Sunrise Utility System Rev.,
                    5.20%, 10/1/22 (Ambac)                             1,121,030
         1,000,000  Tampa Bay Water Utility System
                    Rev., Series 1998 B, 5.125%,
                    10/1/08, Prerefunded at 101%
                    of Par (FGIC)(1)                                   1,046,880
           400,000  Tampa Guaranteed Entitlement
                    Rev., 6.00%, 10/1/18 (Ambac)                         458,548
         1,000,000  Tampa Water & Sewer Rev.,
                    6.00%, 10/1/17 (FSA)                               1,191,200
           640,000  University of Central Florida COP,
                    Series 2005 A, (Convocation
                    Corp.), 5.00%, 10/1/14 (FGIC)                        693,139
                                                                 ---------------
                                                                      43,936,358

                                                                 ---------------
PUERTO RICO - 4.3%
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.50%,
                    4/7/06 (Acquired 1/24/06,
                    Cost $1,000,000)(3)                                  999,650
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., 3.85%,
                    10/5/06 (Acquired 1/20/06,
                    Cost $1,000,000)(3)                                  999,090
                                                                 ---------------
                                                                       1,998,740

                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            45,935,098
(Cost $44,207,095)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 0.9%
FLORIDA - 0.9%

           450,000  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 3.10%, 3/1/06 (RADIAN)
                    (SBBPA: SunTrust Bank)                               450,000
                                                                 ---------------
(Cost $450,000)

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                                                                       VALUE

--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 98.8%                                   46,385,098
                                                                 ---------------
(Cost $44,657,095)

OTHER ASSETS AND LIABILITIES - 1.2%                                      547,937
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  46,933,035
                                                                 ===============

SWAP AGREEMENTS*

Notional                                                            Unrealized
Amount       Description of Agreement            Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
$1,500,000   Receive semiannually a variable     April 2016         $(16,365)
             rate based on the weekly Bond                          ============
             Market Association Index and pay
             semiannually a fixed rate equal
             to 3.913% with Morgan Stanley
             Capital Services, Inc.

* SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association
GO = General Obligation
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security, or a portion thereof, has been segregated for a swap agreement
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2006 was
    $1,998,740, which represented 4.3% of total net assets.

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $44,657,095
                                                                 ===============
Gross tax appreciation of investments                               $ 1,734,407
Gross tax depreciation of investments                                    (6,404)
                                                                 ---------------
Net tax appreciation of investments                                 $ 1,728,003
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUNICIPAL TRUST

By:  /s/ William M. Lyons
   ------------------------------------------
    Name:  William M. Lyons
    Title: President

Date:  April 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William M. Lyons
   ------------------------------------------
    Name:  William M. Lyons
    Title: President
           (principal executive officer)

Date:  April 21, 2006

By:  /s/ Maryanne L. Roepke
   ------------------------------------------
    Name:  Maryanne L. Roepke
    Title: Sr. Vice President, Treasurer, and
           Chief Financial Officer
           (principal financial officer)

Date:  April 21, 2006